United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/10

Date of Reporting Period:  Six months ended 3/31/10

Item 1.                      Reports to Stockholders

Federated Clover Small Value Fund

(Successor to the Touchstone Diversified Small Cap Value Fund Established 1996)

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2010

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2010	Year Ended September 30,
		2009[1,2]	2008[1,3]	2007[1,3,4]
Net Asset Value, Beginning of Period	$16.07	$17.97	$27.81	$38.31
Income From Investment Operations:
Net investment income	0.03	0.10[5]	0.05	0.03
Net realized and unrealized gain (loss) on investments	2.22	(1.07)	(2.30)	0.54
TOTAL FROM INVESTMENT OPERATIONS	2.25	(0.97)	(2.25)	0.57
Less Distributions:
Distributions from net investment income	(0.01)	(0.12)	(0.11)	—
Distributions from net realized gain on investments	(0.14)	(0.81)	(7.48)	(11.07)
TOTAL DISTRIBUTIONS	(0.15)	(0.93)	(7.59)	(11.07)
Net Asset Value, End of Period	$18.17	$16.07	$17.97	$27.81
Total Return[6]	14.10%	(3.41)%	(8.85)%	1.68%
Ratios to Average Net Assets:
Net expenses	1.31%[7]	1.45%	1.45%	1.28%[7]
Net investment income	0.30%[7]	1.12%	0.67%	0.23%[7]
Expense waiver/reimbursement[8]	0.38%[7]	0.11%	4.42%	0.53%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$108,271	$102,599	$625	$205
Portfolio turnover	32%	68%	67%	79%
1	Touchstone Diversified Small Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated Clover Small Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. See Note 2 to the Financial Statements.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.42; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.
5	Per share number has been calculated using the average shares method.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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1

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2010	Year Ended September 30,
		2009[1,2]	2008[1,3]	2007[1,3,4]
Net Asset Value, Beginning of Period	$16.02	$17.88	$27.90	$38.60
Income From Investment Operations:
Net investment income (loss)	(0.03)	0.01[5]	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	2.21	(1.01)	(2.44)	0.43
TOTAL FROM INVESTMENT OPERATIONS	2.18	(1.00)	(2.45)	0.37
Less Distributions:
Distributions from net investment income	—	(0.05)	(0.09)	—
Distributions from net realized gain on investments	(0.14)	(0.81)	(7.48)	(11.07)
TOTAL DISTRIBUTIONS	(0.14)	(0.86)	(7.57)	(11.07)
Net Asset Value, End of Period	$18.06	$16.02	$17.88	$27.90
Total Return[6]	13.73%	(3.64)%	(9.56)%	1.26%
Ratios to Average Net Assets:
Net expenses	2.06%[7]	2.20%	2.20%	1.86%[7]
Net investment income (loss)	(0.45)%[7]	0.08%	(0.09)%	(0.38)% [7]
Expense waiver/reimbursement[8]	0.38%[7]	0.93%	2.19%	—
Supplemental Data:
Net assets, end of period (000 omitted)	$5,836	$5,071	$619	$79
Portfolio turnover	32%	68%	67%	79%
1	Touchstone Diversified Small Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated Clover Small Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. See Note 2 to the Financial Statements.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.42; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.
5	Per share number has been calculated using the average shares method.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
3

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,141.00	$6.99
Class C Shares	$1,000	$1,137.30	$10.98
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.40	$6.59
Class C Shares	$1,000	$1,014.66	$10.35
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.31%
Class C Shares	2.06%
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Portfolio of Investments Summary Table (unaudited)

At March 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	28.5%
Industrials	15.7%
Consumer Discretionary	12.4%
Information Technology	12.1%
Materials	8.6%
Energy	6.1%
Health Care	5.8%
Utilities	5.2%
Consumer Staples	2.3%
Cash Equivalents[2]	3.6%
Other Assets and Liabilities — Net[3]	(0.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

March 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 96.7%
		Consumer Discretionary – 12.4%
62,805		Asbury Automotive Group, Inc.	835,307
59,975		Brunswick Corp.	957,801
87,517	[1]	Build-A-Bear Workshop, Inc.	623,121
99,450		Callaway Golf Co.	877,149
77,770	[1]	Chicos Fas, Inc.	1,121,443
68,310		Cooper Tire & Rubber Co.	1,299,256
7,575	[1]	Deckers Outdoor Corp.	1,045,350
38,600	[1]	JAKKS Pacific, Inc.	503,730
72,675		La-Z Boy Chair Co.	911,345
29,050	[1]	Rent-A-Center, Inc.	687,033
14,075		Ryland Group, Inc.	315,843
62,835		Service Corp. International	576,825
42,025	[1]	Skechers USA, Inc., Class A	1,526,348
83,700		Spartan Motors, Inc.	468,720
79,000		Standard Pacific Corp.	357,080
44,060	[1]	Tenneco Automotive, Inc.	1,042,019
37,400	[1]	Volcom, Inc.	730,048
297,570	[1]	Wet Seal, Inc., Class A	1,416,433
64,260	[1]	Zumiez Inc.	1,316,687
		TOTAL	16,611,538
		Consumer Staples – 2.3%
155,500	[1]	Alliance One International, Inc.	791,495
22,175	[1]	NBTY, Inc.	1,063,957
26,670		Spartan Stores, Inc.	384,581
19,605	[1]	TreeHouse Foods, Inc.	860,071
		TOTAL	3,100,104
		Energy – 6.1%
13,750	[1]	Atwood Oceanics, Inc.	476,162
12,900	[1]	Bristow Group, Inc.	486,717
36,375		Cabot Oil & Gas Corp., Class A	1,338,600
33,900	[1]	Complete Production Services, Inc.	391,545
10,925	[1]	Dril-Quip, Inc.	664,677
18,935		Gulf Island Fabrication, Inc.	411,836
52,680	[1]	Helix Energy Solutions Group, Inc.	686,420
55,975	[1]	Ion Geophysical Corp.	275,397
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Shares			Value
58,225	[1]	Newpark Resources, Inc.	305,681
8,150		Nordic American Tanker Shipping Ltd.	246,701
30,450	[1]	Patriot Coal Corp.	623,007
28,760		Penn Virginia Corp.	704,620
22,525	[1]	Rosetta Resources, Inc.	530,464
11,265		St. Mary Land & Exploration Co.	392,135
24,875	[1]	Stone Energy Corp.	441,531
22,600	[1]	Tetra Technologies, Inc.	276,172
		TOTAL	8,251,665
		Financials – 28.5%
29,165		American Campus Communities, Inc.	806,704
63,705		Apollo Investment Corp.	810,965
44,145		Ares Capital Corp.	655,112
41,583		Argo Group International Holdings Ltd.	1,355,190
39,650		Assured Guaranty Ltd.	871,110
99,725		Boston Private Financial Holdings	734,973
12,075		Cash America International, Inc.	476,721
17,550		City Holding Co.	601,790
34,605		Columbia Banking Systems, Inc.	702,828
118,450	[1]	Conseco, Inc.	736,759
40,350		Delphi Financial Group, Inc., Class A	1,015,206
41,875		Developers Diversified Realty	509,619
53,245		Dime Community Bancorp, Inc.	672,484
267,875	[1]	E*Trade Group, Inc.	441,994
36,475		East West Bancorp, Inc.	635,395
44,000		Employers Holdings, Inc.	653,400
86,170		FNB Corp. (PA)	698,839
48,925		First Niagara Financial Group, Inc.	695,713
42,694		FirstMerit Corp.	920,910
60,340		Flushing Financial Corp.	763,904
130,675		Hersha Hospitality Trust	676,896
21,915		Highwoods Properties, Inc.	695,363
14,605		Iberiabank Corp.	876,446
32,380		Independent Bank Corp.- Massachusetts	798,491
48,650	[1]	Knight Capital Group, Inc., Class A	741,912
43,595		LTC Properties, Inc.	1,179,681
104,400		Lexington Realty Trust	679,644
92,760		MFA Mortgage Investments, Inc.	682,714
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Shares			Value
95,930		MGIC Investment Corp.	1,052,352
116,720		Maiden Holdings Ltd.	862,561
44,105		Montpelier Re Holdings Ltd.	741,405
46,325		Nara Bancorp, Inc.	405,807
139,910		National Penn Bancshares, Inc.	965,379
49,575		National Retail Properties, Inc.	1,131,797
76,195		Newalliance Bancshares, Inc.	961,581
54,025	[1]	Ocwen Financial Corp.	599,137
75,550		Old National Bancorp	902,822
38,825		Oriental Financial Group	524,138
19,110		Platinum Underwriters Holdings Ltd.	708,599
22,221		Potlatch Corp.	778,624
16,250	[1]	ProAssurance Corp.	951,275
21,900		Prosperity Bancshares, Inc.	897,900
12,300	[1]	SVB Financial Group	573,918
48,310		Sun Communities, Inc.	1,217,412
36,480		Trustmark Corp.	891,206
65,775		Umpqua Holdings Corp.	872,176
34,720		Washington Federal, Inc.	705,510
47,675		Webster Financial Corp. Waterbury	833,836
19,625		Wintrust Financial Corp.	730,246
		TOTAL	38,398,444
		Health Care – 5.8%
174,960	[1]	Akorn, Inc.	267,689
38,120	[1]	Albany Molecular Research, Inc.	318,302
18,625	[1]	Amerigroup Corp.	619,095
32,600		Biovail Corp.	546,702
53,990	[1]	Celera Corporation	383,329
8,170		Chemed Corp.	444,285
68,495	[1]	Inspire Pharmaceuticals, Inc.	427,409
15,680	[1]	Magellan Health Services, Inc.	681,766
17,005	[1]	Par Pharmaceutical Cos., Inc.	421,724
21,500	[1]	Parexel International Corp.	501,165
26,525		Pharmaceutical Product Development, Inc.	629,969
23,100	[1]	PharMerica Corp.	420,882
16,270	[1]	Salix Pharmaceuticals Ltd.	606,057
12,230		Teleflex, Inc.	783,576
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Shares			Value
34,590	[1]	ViroPharma, Inc.	471,462
18,625	[1]	Wright Medical Group, Inc.	330,966
		TOTAL	7,854,378
		Industrials – 15.7%
43,975	[1]	Air Transport Services Group, Inc.	148,196
17,073	[1]	American Commercial Lines, Inc.	428,532
25,180		Ampco-Pittsburgh Corp.	624,968
50,320		Barnes Group, Inc.	978,724
35,900		CDI Corp.	526,294
40,305	[1]	Ceradyne, Inc.	914,520
52,625		Chicago Bridge & Iron Co., N.V.	1,224,058
16,550		Con-way, Inc.	581,236
14,940	[1]	Consolidated Graphics, Inc.	618,665
17,310		Curtiss Wright Corp.	602,388
31,685		Deluxe Corp.	615,323
55,265	[1]	Dyncorp International, Inc., Class A	634,995
25,235	[1]	EnPro Industries, Inc.	733,834
21,935	[1]	Esterline Technologies Corp.	1,084,247
35,500	[1]	GrafTech International Ltd.	485,285
34,800	[1]	Hub Group, Inc.	973,704
12,665		Hubbell, Inc., Class B	638,696
74,275	[1]	Interline Brands, Inc.	1,421,623
197,450	[1]	Jet Blue Airways Corp.	1,101,771
74,005	[1]	Pike Electric Corp.	689,727
29,740	[1]	School Specialty, Inc.	675,395
94,250		Seaspan Corp.	945,328
33,675		Terex Corp.	764,759
15,675	[1]	Thomas & Betts Corp.	615,087
19,965		Triumph Group, Inc.	1,399,347
51,575	[1]	UAL Corp.	1,008,291
15,108	[1]	URS Corp.	749,508
		TOTAL	21,184,501
		Information Technology – 12.1%
74,575	[1]	Arris Group, Inc.	895,646
30,790		Black Box Corp.	947,100
27,210	[1]	CSG Systems International, Inc.	570,322
41,695		CTS Corp.	392,767
16,525	[1]	CommScope, Inc.	463,031
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Shares			Value
146,090	[1]	Fairchild Semiconductor International, Inc., Class A	1,555,859
84,561	[1]	Finisar Corp.	1,328,453
155,600	[1]	Harmonic Lightwaves, Inc.	981,836
51,470	[1]	Insight Enterprises, Inc.	739,109
32,060	[1]	j2 Global Communications, Inc.	750,204
28,735	[1]	NICE-Systems Ltd., ADR	912,336
124,895	[1]	SeaChange International, Inc.	896,746
90,500	[1]	Sonicwall, Inc.	786,445
73,035	[1]	Symmetricom, Inc.	425,794
102,025		Technitrol, Inc.	538,692
104,020	[1]	Triquint Semiconductor, Inc.	728,140
107,730		United Online, Inc.	805,820
35,320	[1]	Verifone Holdings, Inc.	713,817
22,025	[1]	ViaSat, Inc.	762,285
105,275	[1]	Zoran Corp.	1,132,759
		TOTAL	16,327,161
		Materials – 8.6%
29,445	[1]	Brush Engineered Materials, Inc.	664,574
22,575		Cabot Corp.	686,280
25,160		Carpenter Technology Corp.	920,856
13,300		Cliffs Natural Resources, Inc.	943,635
17,925		Domtar, Corp.	1,154,549
77,400	[1]	Globe Specialty Metals, Inc.	866,106
29,715		Innospec, Inc.	337,562
93,985	[1]	Louisiana-Pacific Corp.	850,564
12,525		Minerals Technologies, Inc.	649,296
60,335		Myers Industries, Inc.	632,311
20,105	[1]	OM Group, Inc.	681,157
22,350		Olympic Steel, Inc.	729,728
38,000	[1]	RTI International Metals	1,152,540
46,135	[1]	Rockwood Holdings, Inc.	1,228,114
		TOTAL	11,497,272
		Utilities – 5.2%
18,015		AGL Resources, Inc.	696,280
48,280		Atmos Energy Corp.	1,379,360
76,395		Avista Corp.	1,582,140
18,050		Cleco Corp.	479,228
19,995		MGE Energy, Inc.	707,023
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Shares			Value
20,545		Northwestern Corp.	550,811
68,930		Westar Energy, Inc.	1,537,139
		TOTAL	6,931,981
		TOTAL COMMON STOCKS (IDENTIFIED COST $109,586,162)	130,157,044
		MUTUAL FUND – 3.6%
4,879,785	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	4,879,785
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $114,465,947)[4]	135,036,829
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[5]	(397,262)
		TOTAL NET ASSETS — 100%	$134,639,567
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of March 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  The following acronym is used throughout this portfolio:
ADR	— American Depositary Receipt
  See Notes which are an integral part of the Financial Statements
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11

Statement of Assets and Liabilities

March 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $4,879,785 of investments in an affiliated issuer (Note 6) (identified cost $114,465,947)		$135,036,829
Income receivable		101,600
Receivable for investments sold		4,760
Receivable for shares sold		356,520
TOTAL ASSETS		135,499,709
Liabilities:
Payable for investments purchased	$530,840
Payable for shares redeemed	277,517
Payable for distribution services fee (Note 6)	3,463
Payable for shareholder services fee (Note 6)	36,636
Accrued expenses	11,686
TOTAL LIABILITIES		860,142
Net assets for 7,410,369 shares outstanding		$134,639,567
Net Assets Consist of:
Paid-in capital		$137,243,063
Net unrealized appreciation of investments		20,570,882
Accumulated net realized loss on investments		(23,349,269)
Undistributed net investment income		174,891
TOTAL NET ASSETS		$134,639,567
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($108,270,554 ÷ 5,958,976 shares outstanding), no par value, unlimited shares authorized		$18.17
Offering price per share (100/94.50 of $18.17)		$19.23
Redemption proceeds per share		$18.17
Class C Shares:
Net asset value per share ($5,836,119 ÷ 323,235 shares outstanding), no par value, unlimited shares authorized		$18.06
Offering price per share		$18.06
Redemption proceeds per share (99.00/100 of $18.06)		$17.88
Institutional Shares:
Net asset value per share ($20,532,894 ÷ 1,128,158 shares outstanding), no par value, unlimited shares authorized		$18.20
Offering price per share		$18.20
Redemption proceeds per share		$18.20
  See Notes which are an integral part of the Financial Statements
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12

Statement of Operations

Six Months Ended March 31, 2010 (unaudited)

Investment Income:
Dividends (including $2,393 received from an affiliated issuer (Note 6) and net of foreign taxes withheld of $583)			$950,150
Expenses:
Investment adviser fee (Note 6)		$528,304
Administrative personnel and services fee (Note 6)		114,685
Custodian fees		9,762
Transfer and dividend disbursing agent fees and expenses		94,493
Auditing fees		16,739
Legal fees		2,597
Portfolio accounting fees		34,349
Distribution services fee — Class C Shares (Note 6)		18,677
Shareholder services fee — Class A Shares (Note 6)		118,874
Shareholder services fee — Class C Shares (Note 6)		6,234
Share registration costs		24,526
Printing and postage		17,960
Insurance premiums		2,270
Miscellaneous		1,188
TOTAL EXPENSES		990,658
Waivers and Reimbursement (Note 6):
Waiver/reimbursement of investment adviser fee	$(199,921)
Waiver of administrative personnel and services fee	(21,852)
TOTAL WAIVERS AND REIMBURSEMENT		(221,773)
Net expenses			768,885
Net investment income			181,265
Realized and Unrealized Gain on Investments:
Net realized gain on investments			449,017
Net change in unrealized appreciation of investments			15,301,987
Net realized and unrealized gain on investments			15,751,004
Change in net assets resulting from operations			$15,932,269
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2010	Year Ended 9/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$181,265	$964,464
Net realized gain (loss) on investments	449,017	(22,889,037)
Net change in unrealized appreciation/depreciation of investments	15,301,987	13,402,567
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,932,269	(8,522,006)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(33,724)	(810,062)
Class C Shares	—	(2,791)
Institutional Shares	(22,528)	—
Distributions from net realized gain on investments
Class A Shares	(790,873)	(5,479,391)
Class C Shares	(42,004)	(30,402)
Institutional Shares	(146,162)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,035,291)	(6,322,646)
Share Transactions:
Proceeds from sale of shares	24,890,641	17,673,694
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Diversified Small Cap Value Fund (Note 2)	—	19,896,773
Net asset value of shares issued to shareholders in payment of distributions declared	1,013,961	6,154,348
Cost of shares redeemed	(22,993,918)	(36,016,916)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,910,684	7,707,899
Change in net assets	17,807,662	(7,136,753)
Net Assets:
Beginning of period	116,831,905	123,968,658
End of period (including undistributed net investment income of $174,891 and $49,878, respectively)	$134,639,567	$116,831,905
  See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements

March 31, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

2. reorganization

The Fund is the successor (Successor Fund) to Touchstone Diversified Small Cap Value Fund (the “Predecessor Fund”), a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. On that date, Class A Shares, Class C Shares and Class Z Shares of the Predecessor Fund were exchanged for Class A Shares, Class C Shares and Class A Shares of the Fund, respectively. As a result of the reorganization on August 28, 2009, the Predecessor Fund became the accounting survivor. Accordingly, the performance information presented in the financial statements for the periods prior to August 28, 2009, is historical information of the Predecessor Fund.

On August 28, 2009, the Fund received a tax-free transfer of assets from Touchstone Diversified Small Cap Value Fund, as follows:

Shares of the Fund Issued	Touchstone Diversified Small Cap Value Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,128,495	$94,465,611	$(1,599,031)	$19,896,773	$114,362,384
1	Unrealized depreciation is included in the Touchstone Diversified Small Cap Value Fund Net Assets Received amount shown above.

On the date of the reorganization, the Successor Fund's net assets included $2,163,853 of net unrealized appreciation.

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3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2010, tax year 2009 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2010, the Fund had no outstanding securities on loan.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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4. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	741,352	$12,605,701	411,102	$4,295,554
Transfer in of Class Z Shares[1]	—	—	8,469,843	116,130,888
Shares issued to shareholders in payment of distributions declared	51,050	807,288	21,333	176,843
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Diversified Small Cap Value Fund	—	—	511,629	7,886,533
Adjustment of Predecessor Fund shares in connection with tax-free reorganization	—	—	(2,538,389)	—
Shares redeemed	(1,219,174)	(19,955,086)	(539,185)	(6,137,710)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(426,772)	$(6,542,097)	6,336,333	$122,352,108
	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	54,135	$934,755	42,358	$394,233
Shares issued to shareholders in payment of distributions declared	2,433	38,222	1,978	16,109
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Diversified Small Cap Value Fund	—	—	264,944	4,073,170
Adjustment of Predecessor Fund shares in connection with tax-free reorganization	—	—	(25,050)	—
Shares redeemed	(49,935)	(818,738)	(17,176)	(215,460)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	6,633	$154,239	267,054	$4,268,052
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	Six Months Ended 3/31/2010		Period Ended 9/30/2009[2]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	684,880	$11,350,185	54,875	$885,430
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Diversified Small Cap Value Fund	—	—	514,618	7,937,070
Shares issued to shareholders in payment of distributions declared	10,582	168,451	—	—
Shares redeemed	(136,797)	(2,220,094)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	558,665	$9,298,542	569,493	$8,822,500
	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class Z Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	—	$ —	1,326,917	$12,098,477
Shares issued to shareholders in payment of distributions declared	—	—	720,122	5,961,396
Shares redeemed	—	—	(3,299,698)	(29,663,746)
NET CHANGE RESULTING FROM CLASS Z SHARE TRANSACTIONS	—	$ —	(1,252,659)	$(11,603,873)
FINAL REDEMPTION FROM CLASS Z SHARES	—	$ —	(8,469,843)	$(116,130,888)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	138,526	$2,910,684	(2,549,622)	$7,707,899
1	At the close of business on August 28, 2009, Class Z Shares were reorganized into Class A Shares.
2	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.

5. FEDERAL TAX INFORMATION

At March 31, 2010, the cost of investments for federal tax purposes was $114,465,947. The net unrealized appreciation of investments for federal tax purposes was $20,570,882. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,575,968 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,005,086.

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At September 30, 2009, the Fund had a capital loss carryforward of $21,516,172 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2016	$4,168,204
2017	$17,347,968

As a result of the tax-free transfer of assets from Touchstone Diversified Small Cap Value Fund, the use of certain capital loss carryforwards listed above may be limited.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the Adviser voluntarily waived $198,062 of its fee.

Prior to close to business on August 28, 2009, the Predecessor Fund's investment adviser was Touchstone Advisors, Inc. After the close of business on August 28, 2009, the Predecessor Fund was reorganized into the Fund. The annual investment adviser fee did not change due to this reorganization.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, FAS waived $21,852 of its fee. The net fee paid to FAS was 0.158% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Prior to close of business on August 28, 2009, Touchstone Advisors, Inc. provided administrative services to the Predecessor Fund.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2010, FSC did not retain any fees paid by the Fund. For the six months ended March 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc. was the principal distributor for the Predecessor Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2010, FSC retained $4,768 in sales charges from the sale of Class A Shares.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc., served as distributor of the Predecessor Fund's Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2010, FSSC received $42,621 of fees paid by the Fund.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc., received Service Fees from the Predecessor Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.31%, 2.06% and 1.06% (the “Fee Limit”), respectively, through the later of (the Semi-Annual Shareholder Report
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“Termination Date”): (a) November 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2010, the Adviser reimbursed $1,859. Transactions with the affiliated company during the six months ended March 31, 2010, were as follows:

Affiliate	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	3,636,312	26,040,188	24,796,715	4,879,785	$4,879,785	$2,393

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2010, were as follows:

Purchases	$38,519,272
Sales	$36,418,886

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the program was not utilized.

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10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory
Contract - May 2009

Federated Clover Small Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by the Federated organization, and based on Federated's recommendation to go forward with the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of certain assets of Clover Capital Management, Inc. (“Clover Capital”), the investment adviser to the Clover Capital Enhanced Small Cap Value Equity Common Fund (the “Clover Small Cap”), a privately offered pooled fund (the “Acquisition”). As part of the transaction, Federated proposed that the Clover Small Cap be reorganized with and into the Fund in a tax-free asset transfer which would provide shareholders of the Clover Small Cap the opportunity to become shareholders of a registered mutual fund with similar investment objectives and policies and the same key management personnel as the Clover Small Cap, but with sales, distribution and other fund and shareholder services provided by the same affiliates of Federated that provide such services to the other Federated funds. The Fund was declared effective on January 21, 2009, and the reorganization of the Clover Small Cap with and into the Fund was consummated after the close of business on March 13, 2009. The Fund commenced operations on March 16, 2009. Accordingly, the Board's deliberations at its May 2009 meetings were based to a significant degree on the information considered by the Board when it originally approved the contract at its November 2008 meetings.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial Semi-Annual Shareholder Report
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decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds Semi-Annual Shareholder Report
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and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Senior Officer's report produced in connection with the original approval of the advisory contract for the Fund in November 2008, noted that Clover Capital, as manager of the Clover Small Cap, subadviser to a mutual fund and adviser to a group trust and separate managed accounts, generated consistent and strong performance using substantially the same investment strategy to be utilized by the Fund. Because the Fund will employ the same key management personnel and a similar investment strategy as the Clover Small Cap, the nature and quality of the management of the Fund is expected to reflect that of the Clover Small Cap. This in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant the approval of the advisory contract.

Semi-Annual Shareholder Report
27

The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate. In this regard, the Senior Officer's report indicated that the proposed management fees, after projected waivers, were reasonable. The Board also concluded that the nature, quality and scope of other services to be provided to the Fund were reasonable.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Senior Officer commented on reports furnished by Federated of estimates of components of the Fund's expenses using allocation methodologies specified by the Senior Officer and sales projections made by Federated. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise), particularly when projecting an uncertain asset base, and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Senior Officer determined that such allocation reports were of limited use.

The Board and the Senior Officer also reviewed data compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any Semi-Annual Shareholder Report
28

economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to continue the existing arrangements.

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29

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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31

Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172289
Cusip 314172271

40449 (5/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated Clover Small Value Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2010	Period Ended 9/30/2009[1]
Net Asset Value, Beginning of Period	$16.09	$15.42
Income From Investment Operations:
Net investment income	0.06	0.01[2]
Net realized and unrealized gain on investments	2.21	0.66
TOTAL FROM INVESTMENT OPERATIONS	2.27	0.67
Less Distributions:
Distributions from net investment income	(0.02)	—
Distributions from net realized gain on investments	(0.14)	—
TOTAL DISTRIBUTIONS	(0.16)	—
Net Asset Value, End of Period	$18.20	$16.09
Total Return[3]	14.24%	4.35%
Ratios to Average Net Assets:
Net expenses	1.06%[4]	1.19%[4]
Net investment income	0.57%[4]	0.70%[4]
Expense waiver/reimbursement[5]	0.38%[4]	0.25%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$20,533	$9,161
Portfolio turnover	32%	68%[6]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009. See Note 2 to the Financial Statements.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2009.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,142.40	$5.66
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.65	$5.34
1	Expenses are equal to the Fund's annualized net expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
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3

Portfolio of Investments Summary Table (unaudited)

At March 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	28.5%
Industrials	15.7%
Consumer Discretionary	12.4%
Information Technology	12.1%
Materials	8.6%
Energy	6.1%
Health Care	5.8%
Utilities	5.2%
Consumer Staples	2.3%
Cash Equivalents[2]	3.6%
Other Assets and Liabilities — Net[3]	(0.3)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
4

Portfolio of Investments

March 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 96.7%
		Consumer Discretionary – 12.4%
62,805		Asbury Automotive Group, Inc.	835,307
59,975		Brunswick Corp.	957,801
87,517	[1]	Build-A-Bear Workshop, Inc.	623,121
99,450		Callaway Golf Co.	877,149
77,770	[1]	Chicos Fas, Inc.	1,121,443
68,310		Cooper Tire & Rubber Co.	1,299,256
7,575	[1]	Deckers Outdoor Corp.	1,045,350
38,600	[1]	JAKKS Pacific, Inc.	503,730
72,675		La-Z Boy Chair Co.	911,345
29,050	[1]	Rent-A-Center, Inc.	687,033
14,075		Ryland Group, Inc.	315,843
62,835		Service Corp. International	576,825
42,025	[1]	Skechers USA, Inc., Class A	1,526,348
83,700		Spartan Motors, Inc.	468,720
79,000		Standard Pacific Corp.	357,080
44,060	[1]	Tenneco Automotive, Inc.	1,042,019
37,400	[1]	Volcom, Inc.	730,048
297,570	[1]	Wet Seal, Inc., Class A	1,416,433
64,260	[1]	Zumiez Inc.	1,316,687
		TOTAL	16,611,538
		Consumer Staples – 2.3%
155,500	[1]	Alliance One International, Inc.	791,495
22,175	[1]	NBTY, Inc.	1,063,957
26,670		Spartan Stores, Inc.	384,581
19,605	[1]	TreeHouse Foods, Inc.	860,071
		TOTAL	3,100,104
		Energy – 6.1%
13,750	[1]	Atwood Oceanics, Inc.	476,162
12,900	[1]	Bristow Group, Inc.	486,717
36,375		Cabot Oil & Gas Corp., Class A	1,338,600
33,900	[1]	Complete Production Services, Inc.	391,545
10,925	[1]	Dril-Quip, Inc.	664,677
18,935		Gulf Island Fabrication, Inc.	411,836
52,680	[1]	Helix Energy Solutions Group, Inc.	686,420
55,975	[1]	Ion Geophysical Corp.	275,397
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5

Shares			Value
58,225	[1]	Newpark Resources, Inc.	305,681
8,150		Nordic American Tanker Shipping Ltd.	246,701
30,450	[1]	Patriot Coal Corp.	623,007
28,760		Penn Virginia Corp.	704,620
22,525	[1]	Rosetta Resources, Inc.	530,464
11,265		St. Mary Land & Exploration Co.	392,135
24,875	[1]	Stone Energy Corp.	441,531
22,600	[1]	Tetra Technologies, Inc.	276,172
		TOTAL	8,251,665
		Financials – 28.5%
29,165		American Campus Communities, Inc.	806,704
63,705		Apollo Investment Corp.	810,965
44,145		Ares Capital Corp.	655,112
41,583		Argo Group International Holdings Ltd.	1,355,190
39,650		Assured Guaranty Ltd.	871,110
99,725		Boston Private Financial Holdings	734,973
12,075		Cash America International, Inc.	476,721
17,550		City Holding Co.	601,790
34,605		Columbia Banking Systems, Inc.	702,828
118,450	[1]	Conseco, Inc.	736,759
40,350		Delphi Financial Group, Inc., Class A	1,015,206
41,875		Developers Diversified Realty	509,619
53,245		Dime Community Bancorp, Inc.	672,484
267,875	[1]	E*Trade Group, Inc.	441,994
36,475		East West Bancorp, Inc.	635,395
44,000		Employers Holdings, Inc.	653,400
86,170		FNB Corp. (PA)	698,839
48,925		First Niagara Financial Group, Inc.	695,713
42,694		FirstMerit Corp.	920,910
60,340		Flushing Financial Corp.	763,904
130,675		Hersha Hospitality Trust	676,896
21,915		Highwoods Properties, Inc.	695,363
14,605		Iberiabank Corp.	876,446
32,380		Independent Bank Corp.- Massachusetts	798,491
48,650	[1]	Knight Capital Group, Inc., Class A	741,912
43,595		LTC Properties, Inc.	1,179,681
104,400		Lexington Realty Trust	679,644
92,760		MFA Mortgage Investments, Inc.	682,714
Semi-Annual Shareholder Report
6

Shares			Value
95,930		MGIC Investment Corp.	1,052,352
116,720		Maiden Holdings Ltd.	862,561
44,105		Montpelier Re Holdings Ltd.	741,405
46,325		Nara Bancorp, Inc.	405,807
139,910		National Penn Bancshares, Inc.	965,379
49,575		National Retail Properties, Inc.	1,131,797
76,195		Newalliance Bancshares, Inc.	961,581
54,025	[1]	Ocwen Financial Corp.	599,137
75,550		Old National Bancorp	902,822
38,825		Oriental Financial Group	524,138
19,110		Platinum Underwriters Holdings Ltd.	708,599
22,221		Potlatch Corp.	778,624
16,250	[1]	ProAssurance Corp.	951,275
21,900		Prosperity Bancshares, Inc.	897,900
12,300	[1]	SVB Financial Group	573,918
48,310		Sun Communities, Inc.	1,217,412
36,480		Trustmark Corp.	891,206
65,775		Umpqua Holdings Corp.	872,176
34,720		Washington Federal, Inc.	705,510
47,675		Webster Financial Corp. Waterbury	833,836
19,625		Wintrust Financial Corp.	730,246
		TOTAL	38,398,444
		Health Care – 5.8%
174,960	[1]	Akorn, Inc.	267,689
38,120	[1]	Albany Molecular Research, Inc.	318,302
18,625	[1]	Amerigroup Corp.	619,095
32,600		Biovail Corp.	546,702
53,990	[1]	Celera Corporation	383,329
8,170		Chemed Corp.	444,285
68,495	[1]	Inspire Pharmaceuticals, Inc.	427,409
15,680	[1]	Magellan Health Services, Inc.	681,766
17,005	[1]	Par Pharmaceutical Cos., Inc.	421,724
21,500	[1]	Parexel International Corp.	501,165
26,525		Pharmaceutical Product Development, Inc.	629,969
23,100	[1]	PharMerica Corp.	420,882
16,270	[1]	Salix Pharmaceuticals Ltd.	606,057
12,230		Teleflex, Inc.	783,576
Semi-Annual Shareholder Report
7

Shares			Value
34,590	[1]	ViroPharma, Inc.	471,462
18,625	[1]	Wright Medical Group, Inc.	330,966
		TOTAL	7,854,378
		Industrials – 15.7%
43,975	[1]	Air Transport Services Group, Inc.	148,196
17,073	[1]	American Commercial Lines, Inc.	428,532
25,180		Ampco-Pittsburgh Corp.	624,968
50,320		Barnes Group, Inc.	978,724
35,900		CDI Corp.	526,294
40,305	[1]	Ceradyne, Inc.	914,520
52,625		Chicago Bridge & Iron Co., N.V.	1,224,058
16,550		Con-way, Inc.	581,236
14,940	[1]	Consolidated Graphics, Inc.	618,665
17,310		Curtiss Wright Corp.	602,388
31,685		Deluxe Corp.	615,323
55,265	[1]	Dyncorp International, Inc., Class A	634,995
25,235	[1]	EnPro Industries, Inc.	733,834
21,935	[1]	Esterline Technologies Corp.	1,084,247
35,500	[1]	GrafTech International Ltd.	485,285
34,800	[1]	Hub Group, Inc.	973,704
12,665		Hubbell, Inc., Class B	638,696
74,275	[1]	Interline Brands, Inc.	1,421,623
197,450	[1]	Jet Blue Airways Corp.	1,101,771
74,005	[1]	Pike Electric Corp.	689,727
29,740	[1]	School Specialty, Inc.	675,395
94,250		Seaspan Corp.	945,328
33,675		Terex Corp.	764,759
15,675	[1]	Thomas & Betts Corp.	615,087
19,965		Triumph Group, Inc.	1,399,347
51,575	[1]	UAL Corp.	1,008,291
15,108	[1]	URS Corp.	749,508
		TOTAL	21,184,501
		Information Technology – 12.1%
74,575	[1]	Arris Group, Inc.	895,646
30,790		Black Box Corp.	947,100
27,210	[1]	CSG Systems International, Inc.	570,322
41,695		CTS Corp.	392,767
16,525	[1]	CommScope, Inc.	463,031
Semi-Annual Shareholder Report
8

Shares			Value
146,090	[1]	Fairchild Semiconductor International, Inc., Class A	1,555,859
84,561	[1]	Finisar Corp.	1,328,453
155,600	[1]	Harmonic Lightwaves, Inc.	981,836
51,470	[1]	Insight Enterprises, Inc.	739,109
32,060	[1]	j2 Global Communications, Inc.	750,204
28,735	[1]	NICE-Systems Ltd., ADR	912,336
124,895	[1]	SeaChange International, Inc.	896,746
90,500	[1]	Sonicwall, Inc.	786,445
73,035	[1]	Symmetricom, Inc.	425,794
102,025		Technitrol, Inc.	538,692
104,020	[1]	Triquint Semiconductor, Inc.	728,140
107,730		United Online, Inc.	805,820
35,320	[1]	Verifone Holdings, Inc.	713,817
22,025	[1]	ViaSat, Inc.	762,285
105,275	[1]	Zoran Corp.	1,132,759
		TOTAL	16,327,161
		Materials – 8.6%
29,445	[1]	Brush Engineered Materials, Inc.	664,574
22,575		Cabot Corp.	686,280
25,160		Carpenter Technology Corp.	920,856
13,300		Cliffs Natural Resources, Inc.	943,635
17,925		Domtar, Corp.	1,154,549
77,400	[1]	Globe Specialty Metals, Inc.	866,106
29,715		Innospec, Inc.	337,562
93,985	[1]	Louisiana-Pacific Corp.	850,564
12,525		Minerals Technologies, Inc.	649,296
60,335		Myers Industries, Inc.	632,311
20,105	[1]	OM Group, Inc.	681,157
22,350		Olympic Steel, Inc.	729,728
38,000	[1]	RTI International Metals	1,152,540
46,135	[1]	Rockwood Holdings, Inc.	1,228,114
		TOTAL	11,497,272
		Utilities – 5.2%
18,015		AGL Resources, Inc.	696,280
48,280		Atmos Energy Corp.	1,379,360
76,395		Avista Corp.	1,582,140
18,050		Cleco Corp.	479,228
19,995		MGE Energy, Inc.	707,023
Semi-Annual Shareholder Report
9

Shares			Value
20,545		Northwestern Corp.	550,811
68,930		Westar Energy, Inc.	1,537,139
		TOTAL	6,931,981
		TOTAL COMMON STOCKS (IDENTIFIED COST $109,586,162)	130,157,044
		MUTUAL FUND – 3.6%
4,879,785	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	4,879,785
		TOTAL INVESTMENTS — 100.3% (IDENTIFIED COST $114,465,947)[4]	135,036,829
		OTHER ASSETS AND LIABILITIES - NET — (0.3)%[5]	(397,262)
		TOTAL NET ASSETS — 100%	$134,639,567
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  As of March 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  The following acronym is used throughout this portfolio:
ADR	— American Depositary Receipt
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities

March 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $4,879,785 of investments in an affiliated issuer (Note 6) (identified cost $114,465,947)		$135,036,829
Income receivable		101,600
Receivable for investments sold		4,760
Receivable for shares sold		356,520
TOTAL ASSETS		135,499,709
Liabilities:
Payable for investments purchased	$530,840
Payable for shares redeemed	277,517
Payable for distribution services fee (Note 6)	3,463
Payable for shareholder services fee (Note 6)	36,636
Accrued expenses	11,686
TOTAL LIABILITIES		860,142
Net assets for 7,410,369 shares outstanding		$134,639,567
Net Assets Consist of:
Paid-in capital		$137,243,063
Net unrealized appreciation of investments		20,570,882
Accumulated net realized loss on investments		(23,349,269)
Undistributed net investment income		174,891
TOTAL NET ASSETS		$134,639,567
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($108,270,554 ÷ 5,958,976 shares outstanding), no par value, unlimited shares authorized		$18.17
Offering price per share (100/94.50 of $18.17)		$19.23
Redemption proceeds per share		$18.17
Class C Shares:
Net asset value per share ($5,836,119 ÷ 323,235 shares outstanding), no par value, unlimited shares authorized		$18.06
Offering price per share		$18.06
Redemption proceeds per share (99.00/100 of $18.06)		$17.88
Institutional Shares:
Net asset value per share ($20,532,894 ÷ 1,128,158 shares outstanding), no par value, unlimited shares authorized		$18.20
Offering price per share		$18.20
Redemption proceeds per share		$18.20
  See Notes which are an integral part of the Financial Statements
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Statement of Operations

Six Months Ended March 31, 2010 (unaudited)

Investment Income:
Dividends (including $2,393 received from an affiliated issuer (Note 6) and net of foreign taxes withheld of $583)			$950,150
Expenses:
Investment adviser fee (Note 6)		$528,304
Administrative personnel and services fee (Note 6)		114,685
Custodian fees		9,762
Transfer and dividend disbursing agent fees and expenses		94,493
Auditing fees		16,739
Legal fees		2,597
Portfolio accounting fees		34,349
Distribution services fee — Class C Shares (Note 6)		18,677
Shareholder services fee — Class A Shares (Note 6)		118,874
Shareholder services fee — Class C Shares (Note 6)		6,234
Share registration costs		24,526
Printing and postage		17,960
Insurance premiums		2,270
Miscellaneous		1,188
TOTAL EXPENSES		990,658
Waivers and Reimbursement (Note 6):
Waiver/reimbursement of investment adviser fee	$(199,921)
Waiver of administrative personnel and services fee	(21,852)
TOTAL WAIVERS AND REIMBURSEMENT		(221,773)
Net expenses			768,885
Net investment income			181,265
Realized and Unrealized Gain on Investments:
Net realized gain on investments			449,017
Net change in unrealized appreciation of investments			15,301,987
Net realized and unrealized gain on investments			15,751,004
Change in net assets resulting from operations			$15,932,269
  See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2010	Year Ended 9/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$181,265	$964,464
Net realized gain (loss) on investments	449,017	(22,889,037)
Net change in unrealized appreciation/depreciation of investments	15,301,987	13,402,567
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,932,269	(8,522,006)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(33,724)	(810,062)
Class C Shares	—	(2,791)
Institutional Shares	(22,528)	—
Distributions from net realized gain on investments
Class A Shares	(790,873)	(5,479,391)
Class C Shares	(42,004)	(30,402)
Institutional Shares	(146,162)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,035,291)	(6,322,646)
Share Transactions:
Proceeds from sale of shares	24,890,641	17,673,694
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Diversified Small Cap Value Fund (Note 2)	—	19,896,773
Net asset value of shares issued to shareholders in payment of distributions declared	1,013,961	6,154,348
Cost of shares redeemed	(22,993,918)	(36,016,916)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,910,684	7,707,899
Change in net assets	17,807,662	(7,136,753)
Net Assets:
Beginning of period	116,831,905	123,968,658
End of period (including undistributed net investment income of $174,891 and $49,878, respectively)	$134,639,567	$116,831,905
  See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements

March 31, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

2. reorganization

The Fund is the successor (Successor Fund) to Touchstone Diversified Small Cap Value Fund (the “Predecessor Fund”), a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. On that date, Class A Shares, Class C Shares and Class Z Shares of the Predecessor Fund were exchanged for Class A Shares, Class C Shares and Class A Shares of the Fund, respectively. As a result of the reorganization on August 28, 2009, the Predecessor Fund became the accounting survivor. Accordingly, the performance information presented in the financial statements for the periods prior to August 28, 2009, is historical information of the Predecessor Fund.

On August 28, 2009, the Fund received a tax-free transfer of assets from Touchstone Diversified Small Cap Value Fund, as follows:

Shares of the Fund Issued	Touchstone Diversified Small Cap Value Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
6,128,495	$94,465,611	$(1,599,031)	$19,896,773	$114,362,384
1	Unrealized depreciation is included in the Touchstone Diversified Small Cap Value Fund Net Assets Received amount shown above.

On the date of the reorganization, the Successor Fund's net assets included $2,163,853 of net unrealized appreciation.

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3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2010, tax year 2009 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2010, the Fund had no outstanding securities on loan.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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4. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	741,352	$12,605,701	411,102	$4,295,554
Transfer in of Class Z Shares[1]	—	—	8,469,843	116,130,888
Shares issued to shareholders in payment of distributions declared	51,050	807,288	21,333	176,843
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Diversified Small Cap Value Fund	—	—	511,629	7,886,533
Adjustment of Predecessor Fund shares in connection with tax-free reorganization	—	—	(2,538,389)	—
Shares redeemed	(1,219,174)	(19,955,086)	(539,185)	(6,137,710)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(426,772)	$(6,542,097)	6,336,333	$122,352,108
	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	54,135	$934,755	42,358	$394,233
Shares issued to shareholders in payment of distributions declared	2,433	38,222	1,978	16,109
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Diversified Small Cap Value Fund	—	—	264,944	4,073,170
Adjustment of Predecessor Fund shares in connection with tax-free reorganization	—	—	(25,050)	—
Shares redeemed	(49,935)	(818,738)	(17,176)	(215,460)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	6,633	$154,239	267,054	$4,268,052
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	Six Months Ended 3/31/2010		Period Ended 9/30/2009[2]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	684,880	$11,350,185	54,875	$885,430
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Diversified Small Cap Value Fund	—	—	514,618	7,937,070
Shares issued to shareholders in payment of distributions declared	10,582	168,451	—	—
Shares redeemed	(136,797)	(2,220,094)	—	—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	558,665	$9,298,542	569,493	$8,822,500
	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class Z Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	—	$ —	1,326,917	$12,098,477
Shares issued to shareholders in payment of distributions declared	—	—	720,122	5,961,396
Shares redeemed	—	—	(3,299,698)	(29,663,746)
NET CHANGE RESULTING FROM CLASS Z SHARE TRANSACTIONS	—	$ —	(1,252,659)	$(11,603,873)
FINAL REDEMPTION FROM CLASS Z SHARES	—	$ —	(8,469,843)	$(116,130,888)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	138,526	$2,910,684	(2,549,622)	$7,707,899
1	At the close of business on August 28, 2009, Class Z Shares were reorganized into Class A Shares.
2	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.

5. FEDERAL TAX INFORMATION

At March 31, 2010, the cost of investments for federal tax purposes was $114,465,947. The net unrealized appreciation of investments for federal tax purposes was $20,570,882. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,575,968 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,005,086.

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At September 30, 2009, the Fund had a capital loss carryforward of $21,516,172 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:
Expiration Year	Expiration Amount
2016	$4,168,204
2017	$17,347,968

As a result of the tax-free transfer of assets from Touchstone Diversified Small Cap Value Fund, the use of certain capital loss carryforwards listed above may be limited.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the Adviser voluntarily waived $198,062 of its fee.

Prior to close to business on August 28, 2009, the Predecessor Fund's investment adviser was Touchstone Advisors, Inc. After the close of business on August 28, 2009, the Predecessor Fund was reorganized into the Fund. The annual investment adviser fee did not change due to this reorganization.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, FAS waived $21,852 of its fee. The net fee paid to FAS was 0.158% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Prior to close of business on August 28, 2009, Touchstone Advisors, Inc. provided administrative services to the Predecessor Fund.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2010, FSC did not retain any fees paid by the Fund. For the six months ended March 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc. was the principal distributor for the Predecessor Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2010, FSC retained $4,768 in sales charges from the sale of Class A Shares.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc., served as distributor of the Predecessor Fund's Shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2010, FSSC received $42,621 of fees paid by the Fund.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc., received Service Fees from the Predecessor Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.31%, 2.06% and 1.06% (the “Fee Limit”), respectively, through the later of (the Semi-Annual Shareholder Report
21

“Termination Date”): (a) November 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2010, the Adviser reimbursed $1,859. Transactions with the affiliated company during the six months ended March 31, 2010, were as follows:

Affiliate	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	3,636,312	26,040,188	24,796,715	4,879,785	$4,879,785	$2,393

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2010, were as follows:

Purchases	$38,519,272
Sales	$36,418,886

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the program was not utilized.

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10. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory
Contract - May 2009

Federated Clover Small Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by the Federated organization, and based on Federated's recommendation to go forward with the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of certain assets of Clover Capital Management, Inc. (“Clover Capital”), the investment adviser to the Clover Capital Enhanced Small Cap Value Equity Common Fund (the “Clover Small Cap”), a privately offered pooled fund (the “Acquisition”). As part of the transaction, Federated proposed that the Clover Small Cap be reorganized with and into the Fund in a tax-free asset transfer which would provide shareholders of the Clover Small Cap the opportunity to become shareholders of a registered mutual fund with similar investment objectives and policies and the same key management personnel as the Clover Small Cap, but with sales, distribution and other fund and shareholder services provided by the same affiliates of Federated that provide such services to the other Federated funds. The Fund was declared effective on January 21, 2009, and the reorganization of the Clover Small Cap with and into the Fund was consummated after the close of business on March 13, 2009. The Fund commenced operations on March 16, 2009. Accordingly, the Board's deliberations at its May 2009 meetings were based to a significant degree on the information considered by the Board when it originally approved the contract at its November 2008 meetings.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial Semi-Annual Shareholder Report
24

decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds Semi-Annual Shareholder Report
25

and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Senior Officer's report produced in connection with the original approval of the advisory contract for the Fund in November 2008, noted that Clover Capital, as manager of the Clover Small Cap, subadviser to a mutual fund and adviser to a group trust and separate managed accounts, generated consistent and strong performance using substantially the same investment strategy to be utilized by the Fund. Because the Fund will employ the same key management personnel and a similar investment strategy as the Clover Small Cap, the nature and quality of the management of the Fund is expected to reflect that of the Clover Small Cap. This in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant the approval of the advisory contract.

Semi-Annual Shareholder Report
26

The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate. In this regard, the Senior Officer's report indicated that the proposed management fees, after projected waivers, were reasonable. The Board also concluded that the nature, quality and scope of other services to be provided to the Fund were reasonable.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Senior Officer commented on reports furnished by Federated of estimates of components of the Fund's expenses using allocation methodologies specified by the Senior Officer and sales projections made by Federated. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise), particularly when projecting an uncertain asset base, and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Senior Officer determined that such allocation reports were of limited use.

The Board and the Senior Officer also reviewed data compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any Semi-Annual Shareholder Report
27

economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to continue the existing arrangements.

Semi-Annual Shareholder Report
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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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30

Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172263

40465 (5/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated Clover Value Fund

(Successor to the Touchstone Value Opportunities Fund Established 1991)

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2010

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2010	Year Ended September 30,
		2009[1,2]	2008[1,3]	2007[1,3,4]
Net Asset Value, Beginning of Period	$12.61	$14.10	$18.70	$20.44
Income From Investment Operations:
Net investment income	0.04	0.18[5]	0.19	0.10
Net realized and unrealized gain (loss) on investments	1.21	(1.48)	(3.11)	2.04
TOTAL FROM INVESTMENT OPERATIONS	1.25	(1.30)	(2.92)	2.14
Less Distributions:
Distributions from net investment income	(0.04)	(0.19)	(0.18)	(0.13)
Distributions from net realized gain on investments	—	—	(1.50)	(3.75)
TOTAL DISTRIBUTIONS	(0.04)	(0.19)	(1.68)	(3.88)
Net Asset Value, End of Period	$13.82	$12.61	$14.10	$18.70
Total Return[6]	9.93%	(9.03)%	(17.01)%	11.90%
Ratios to Average Net Assets:
Net expenses	1.19%[7,8]	1.19%[7]	1.20%	1.31%[8]
Net investment income	0.64%[8]	1.70%	1.25%	0.77%[8]
Expense waiver/reimbursement[9]	0.21%[8]	0.19%	0.48%	0.00%[8,10]
Supplemental Data:
Net assets, end of period (000 omitted)	$677,698	$707,394	$8,231	$472
Portfolio turnover	28%	73%	96%	62%

1	Touchstone Value Opportunities Fund (the “Predecessor Fund”) was reorganized into Federated Clover Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. See Note 2 to the Financial Statements.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.05; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.
5	Per share number has been calculated using the average shares method.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.19% and 1.19% for the six months ended March 31, 2010, and for the year ended September 30, 2009, respectively, after taking into account these expense reductions.
8	Computed on an annualized basis.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
10	Represents less than 0.01%.

  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
1

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2010	Period Ended 9/30/2009[1]
Net Asset Value, Beginning of Period	$12.59	$12.26
Income From Investment Operations:
Net investment income (loss)	(0.01)	(0.00)[2,3]
Net realized and unrealized gain on investments	1.20	0.33
TOTAL FROM INVESTMENT OPERATIONS	1.19	0.33
Less Distributions:
Distributions from net investment income	(0.00)[3]	—
Net Asset Value, End of Period	$13.78	$12.59
Total Return[4]	9.48%	2.69%
Ratios to Average Net Assets:
Net expenses	1.92%[5,6]	1.92%[5,6]
Net investment income (loss)	(0.09)%[5]	(0.23)%[5]
Expense waiver/reimbursement[7]	0.35%[5]	0.69%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$75,224	$79,164
Portfolio turnover	28%	73%[8]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009. See Note 2 to the Financial Statements.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92% and 1.92% for the six months ended March 31, 2010, and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
  See Notes which are an integral part of the Financial Statements
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Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2010	Year Ended September 30,
		2009[1,2]	2008[1,3]	2007[1,3,4]
Net Asset Value, Beginning of Period	$12.61	$14.10	$18.71	$20.49
Income From Investment Operations:
Net investment income (loss)	(0.01)	0.09[5]	0.12	0.05
Net realized and unrealized gain (loss) on investments	1.20	(1.47)	(3.17)	2.02
TOTAL FROM INVESTMENT OPERATIONS	1.19	(1.38)	(3.05)	2.07
Less Distributions:
Distributions from net investment income	(0.00)[6]	(0.11)	(0.06)	(0.10)
Distributions from net realized gain on investments	—	—	(1.50)	(3.75)
TOTAL DISTRIBUTIONS	(0.00)[6]	(0.11)	(1.56)	(3.85)
Net Asset Value, End of Period	$13.80	$12.61	$14.10	$18.71
Total Return[7]	9.45%	(9.67)%	(17.62)%	11.52%
Ratios to Average Net Assets:
Net expenses	1.92%[8,9]	1.94%[8]	1.95%	1.86%[9]
Net investment income (loss)	(0.09)%[9]	0.84%	0.55%	0.20%[9]
Expense waiver/reimbursement[10]	0.25%[9]	0.67%	0.61%	0.00%[9,11]
Supplemental Data:
Net assets, end of period (000 omitted)	$41,681	$39,007	$3,865	$423
Portfolio turnover	28%	73%	96%	62%

1	Touchstone Value Opportunities Fund (the “Predecessor Fund”) was reorganized into Federated Clover Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. See Note 2 to the Financial Statements.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.05; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.
5	Per share number has been calculated using the average shares method.
6	Represents less than $0.01.
7	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
8	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92% and 1.94% for the six months ended March 31, 2010, and for the year ended September 30, 2009, respectively, after taking into account these expense reductions.
9	Computed on an annualized basis.
10	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
11	Represents less than 0.01%.

  See Notes which are an integral part of the Financial Statements
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Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2010	Period Ended 9/30/2009[1]
Net Asset Value, Beginning of Period	$12.62	$12.29
Income From Investment Operations:
Net investment income	0.01	0.00[2,3]
Net realized and unrealized gain on investments	1.20	0.33
TOTAL FROM INVESTMENT OPERATIONS	1.21	0.33
Less Distributions:
Distributions from net investment income	(0.01)	—
Net Asset Value, End of Period	$13.82	$12.62
Total Return[4]	9.62%	2.69%
Ratios to Average Net Assets:
Net expenses	1.67%[5,6]	1.67%[5,6]
Net investment income	0.16%[5]	0.04%[5]
Expense waiver/reimbursement[7]	0.14%[5]	0.55%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$14,630	$12,462
Portfolio turnover	28%	73%[8]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009. See Note 2 to the Financial Statements.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.67% and 1.67% for the six months ended March 31, 2010, and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,099.30	$6.23
Class B Shares	$1,000	$1,094.80	$10.03
Class C Shares	$1,000	$1,094.50	$10.03
Class K Shares	$1,000	$1,096.20	$8.73
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.00	$5.99
Class B Shares	$1,000	$1,015.36	$9.65
Class C Shares	$1,000	$1,015.36	$9.65
Class K Shares	$1,000	$1,016.60	$8.40
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.19%
Class B Shares	1.92%
Class C Shares	1.92%
Class K Shares	1.67%
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Portfolio of Investments Summary Table (unaudited)

At March 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	23.4%
Energy	16.4%
Consumer Discretionary	13.8%
Industrials	11.1%
Information Technology	9.2%
Health Care	9.0%
Consumer Staples	6.0%
Utilities	3.8%
Materials	3.2%
Telecommunication Services	2.7%
Cash Equivalents[2]	1.4%
Other Assets and Liabilities — Net[3,4]	(0.0)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
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Portfolio of Investments

March 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.6%
		Consumer Discretionary – 13.8%
299,250		Coach, Inc.	11,826,360
424,117	[1]	DIRECTV Group, Inc., Class A	14,339,396
1,123,250	[1]	Goodyear Tire & Rubber Co.	14,197,880
289,600		Home Depot, Inc.	9,368,560
2,009,450	[1]	Liberty Media Holding Corp.	30,764,680
16,268,300	[1]	Sirius XM Radio, Inc.	14,161,555
576,918		Time Warner, Inc.	18,040,226
352,440		Walt Disney Co.	12,303,680
		TOTAL	125,002,337
		Consumer Staples – 6.0%
136,250	[1]	Energizer Holdings, Inc.	8,551,050
259,565		H.J. Heinz Co.	11,838,760
144,702		Lorillard, Inc.	10,887,378
189,040		Procter & Gamble Co.	11,960,561
306,480		Walgreen Co.	11,367,343
		TOTAL	54,605,092
		Energy – 16.4%
222,175		Anadarko Petroleum Corp.	16,181,005
312,745		Cabot Oil & Gas Corp., Class A	11,509,016
404,070		Chevron Corp.	30,640,628
210,525		Devon Energy Corp.	13,564,126
462,850		Exxon Mobil Corp.	31,001,693
393,750		National-Oilwell, Inc.	15,978,375
300,620		Peabody Energy Corp.	13,738,334
194,800	[1]	Transocean Ltd.	16,826,824
		TOTAL	149,440,001
		Financials – 23.4%
2,210,100		Bank of America Corp.	39,450,285
3,127,300	[1]	Citigroup, Inc.	12,665,565
320,950		Comerica, Inc.	12,208,938
64,670		Goldman Sachs Group, Inc.	11,034,642
750,680		JPMorgan Chase & Co.	33,592,930
682,150		Marsh & McLennan Cos., Inc.	16,658,103
325,550		MetLife, Inc.	14,109,337
456,575		Morgan Stanley	13,373,082
Semi-Annual Shareholder Report
8

Shares			Value
111,104		Simon Property Group, Inc.	9,321,626
778,330		U.S. Bancorp	20,143,180
435,520		Wells Fargo & Co.	13,553,382
881,800		XL Capital Ltd., Class A	16,666,020
		TOTAL	212,777,090
		Health Care – 9.0%
314,250		Aetna, Inc.	11,033,317
308,365		Merck & Co., Inc.	11,517,433
1,654,145		Pfizer, Inc.	28,368,587
250,550	[1]	Thermo Fisher Scientific, Inc.	12,888,292
552,800		UnitedHealth Group, Inc.	18,059,976
		TOTAL	81,867,605
		Industrials – 11.1%
1,943,550		General Electric Co.	35,372,610
338,000		Honeywell International, Inc.	15,301,260
253,355		Raytheon Co.	14,471,637
220,702		SPX Corp.	14,636,957
420,100	[1]	URS Corp.	20,841,161
		TOTAL	100,623,625
		Information Technology – 9.2%
856,330	[1]	EMC Corp.	15,448,193
353,600		Hewlett-Packard Co.	18,793,840
882,200		National Semiconductor Corp.	12,747,790
714,830		Nokia Oyj, Class A, ADR	11,108,458
335,500		Qualcomm, Inc.	14,087,645
652,905	[1]	Symantec Corp.	11,047,153
		TOTAL	83,233,079
		Materials – 3.2%
404,825		Du Pont (E.I.) de Nemours & Co.	15,075,683
227,300		United States Steel Corp.	14,438,096
		TOTAL	29,513,779
		Telecommunication Services – 2.7%
613,505		AT&T, Inc.	15,852,969
291,882		Verizon Communications, Inc.	9,054,180
		TOTAL	24,907,149
		Utilities – 3.8%
381,885		DPL, Inc.	10,383,453
230,115		Exelon Corp.	10,081,338
Semi-Annual Shareholder Report
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Shares			Value
283,633		National Fuel Gas Co.	14,337,649
		TOTAL	34,802,440
		TOTAL COMMON STOCKS (IDENTIFIED COST $836,373,126)	896,772,197
		MUTUAL FUND – 1.4%
12,917,275	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	12,917,275
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $849,290,401)[4]	909,689,472
		OTHER ASSETS AND LIABILITIES - NET — (0.0)%[5]	(294,979)
		TOTAL NET ASSETS — 100%	$909,394,493
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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  As of March 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  The following acronym is used throughout this portfolio:
ADR	— American Depositary Receipt
  See Notes which are an integral part of the Financial Statements
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11

Statement of Assets and Liabilities

March 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $12,917,275 of investments in an affiliated issuer (Note 6) (identified cost $849,290,401)		$909,689,472
Cash		88,848
Income receivable		770,870
Receivable for shares sold		1,067,231
TOTAL ASSETS		911,616,421
Liabilities:
Payable for shares redeemed	$1,427,140
Payable for transfer and dividend disbursing agent fees and expenses	450,444
Payable for distribution services fee (Note 6)	79,533
Payable for shareholder services fee (Note 6)	252,529
Accrued expenses	12,282
TOTAL LIABILITIES		2,221,928
Net assets for 65,819,515 shares outstanding		$909,394,493
Net Assets Consist of:
Paid-in capital		$1,354,349,978
Net unrealized appreciation of investments		60,399,071
Accumulated net realized loss on investments		(505,381,131)
Undistributed net investment income		26,575
TOTAL NET ASSETS		$909,394,493
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($100,161,234 ÷ 7,239,071 shares outstanding), no par value, unlimited shares authorized	$13.84
Offering price per share	$13.84
Redemption proceeds per share	$13.84
Class A Shares:
Net asset value per share ($677,698,058 ÷ 49,044,251 shares outstanding), no par value, unlimited shares authorized	$13.82
Offering price per share (100/94.50 of $13.82)	$14.62
Redemption proceeds per share	$13.82
Class B Shares:
Net asset value per share ($75,224,347 ÷ 5,458,192 shares outstanding), no par value, unlimited shares authorized	$13.78
Offering price per share	$13.78
Redemption proceeds per share (94.50/100 of $13.78)	$13.02
Class C Shares:
Net asset value per share ($41,680,697 ÷ 3,019,553 shares outstanding), no par value, unlimited shares authorized	$13.80
Offering price per share	$13.80
Redemption proceeds per share (99.00/100 of $13.80)	$13.66
Class K Shares:
Net asset value per share ($14,630,157 ÷ 1,058,448 shares outstanding), no par value, unlimited shares authorized	$13.82
Offering price per share	$13.82
Redemption proceeds per share	$13.82
  See Notes which are an integral part of the Financial Statements
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13

Statement of Operations

Six Months Ended March 31, 2010 (unaudited)

Investment Income:
Dividends (including $10,207 received from an affiliated issuer (Note 6) and net of foreign taxes withheld of $1,984)		$7,871,034
Interest on securities loaned		938
TOTAL INCOME		7,871,972
Expenses:
Investment adviser fee (Note 6)	$3,238,079
Administrative personnel and services fee (Note 6)	335,759
Custodian fees	25,197
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	67,837
Transfer and dividend disbursing agent fees and expenses — Class A Shares	822,479
Transfer and dividend disbursing agent fees and expenses — Class B Shares	141,553
Transfer and dividend disbursing agent fees and expenses — Class C Shares	53,782
Transfer and dividend disbursing agent fees and expenses — Class K Shares	27,153
Auditing fees	18,006
Legal fees	2,617
Portfolio accounting fees	80,646
Distribution services fee — Class B Shares (Note 6)	285,100
Distribution services fee — Class C Shares (Note 6)	146,716
Distribution services fee — Class K Shares (Note 6)	33,132
Shareholder services fee — Class A Shares (Note 6)	813,926
Shareholder services fee — Class B Shares (Note 6)	95,033
Shareholder services fee — Class C Shares (Note 6)	48,794
Account administration fee — Class A Shares	110
Account administration fee — Class C Shares	101
Share registration costs	37,685
Printing and postage	113,452
Insurance premiums	2,722
Miscellaneous	8,579
TOTAL EXPENSES	6,398,458
Semi-Annual Shareholder Report
14

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 6)	$(549,873)
Waiver of administrative personnel and services fee (Note 6)	(7,202)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 6)	(148)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 6)	(236,079)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 6)	(81,056)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 6)	(22,630)
Fees paid indirectly from directed brokerage arrangements (Note 7)	(35,391)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(932,379)
Net expenses			$5,466,079
Net investment income			2,405,893
Realized and Unrealized Gain on Investments:
Net realized gain on investments			3,299,685
Net change in unrealized depreciation of investments			76,001,276
Net realized and unrealized gain on investments			79,300,961
Change in net assets resulting from operations			$81,706,854
  See Notes which are an integral part of the Financial Statements
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15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2010	Year Ended 9/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,405,893	$2,627,336
Net realized gain (loss) on investments	3,299,685	(44,452,076)
Net change in unrealized appreciation/depreciation of investments	76,001,276	15,196,239
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	81,706,854	(26,628,501)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(413,495)	—
Class A Shares	(2,023,412)	(2,419,186)
Class B Shares	(17,613)	—
Class C Shares	(5,952)	(38,355)
Class K Shares	(13,105)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,473,577)	(2,457,541)
Share Transactions:
Proceeds from sale of shares	149,354,355	68,273,280
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund (Note 2)	—	12,565,926
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc. (Note 2)	—	679,733,197
Net asset value of shares issued to shareholders in payment of distributions declared	2,255,763	2,285,810
Cost of shares redeemed	(171,509,488)	(64,567,685)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,899,370)	698,290,528
Change in net assets	59,333,907	669,204,486
Net Assets:
Beginning of period	850,060,586	180,856,100
End of period (including undistributed net investment income of $26,575 and $94,259, respectively)	$909,394,493	$850,060,586
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements

March 31, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Clover Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

2. REORGANIZATION

The Fund is the successor (Successor Fund) to Touchstone Value Opportunities Fund (the “Predecessor Fund”), a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. On that date, Class A Shares, Class C Shares and Class Z Shares of the Predecessor Fund were exchanged for Class A Shares, Class C Shares and Class A Shares of the Fund, respectively. As a result of the reorganization on August 28, 2009, the Predecessor Fund became the accounting survivor. Accordingly, the performance information presented in the financial statements for the periods prior to August 28, 2009, is historical information of the Predecessor Fund.

On August 28, 2009, the Fund received a tax-free transfer of assets from Touchstone Value Opportunities Fund, as follows:

Shares of the Fund Issued	Touchstone Value Opportunities Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
13,258,411	$162,851,244	$2,221,563	$12,565,926	$175,417,170
1	Unrealized appreciation is included in the Touchstone Value Opportunities Fund Net Assets Received amount shown above.

On the date of the reorganization, the Successor Fund's net assets included $2,119,296 of net unrealized appreciation.

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17

On September 18, 2009, the Fund received a tax-free transfer of assets from Federated American Leaders Fund, Inc., as follows:
Shares of the Fund Issued	Federated American Leaders Fund, Inc. Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
52,783,178	$679,733,197	$(16,944,166)	$193,844,924	$873,578,121
1	Unrealized depreciation is included in the Federated American Leaders Fund, Inc. Net Assets Received amount shown above.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Semi-Annual Shareholder Report
18

and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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19

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2010, tax year 2009 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2010, the Fund had no outstanding securities on loan.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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20

4. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 3/31/2010		Period Ended 9/30/2009[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,449,346	$83,588,348	46,315	$574,933
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	908,665	11,171,864
Shares issued to shareholders in payment of distributions declared	30,315	407,584	—	—
Shares redeemed	(193,218)	(2,559,876)	(2,352)	(28,168)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,286,443	$81,436,056	952,628	$11,718,629
	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,901,482	$51,474,894	1,754,894	$19,558,947
Transfer in of Class Z Shares[2]	—	—	12,596,617	182,078,468
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	76,192	935,852
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc.	—	—	42,830,686	551,659,234
Shares issued to shareholders in payment of distributions declared	135,488	1,812,903	16,760	179,185
Adjustment of Predecessor Fund shares in connection with tax-free reorganization	—	—	(637,282)	—
Shares redeemed	(11,084,150)	(143,932,685)	(1,157,857)	(13,324,756)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,047,180)	$(90,644,888)	55,480,010	$741,086,930
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	Six Months Ended 3/31/2010		Period Ended 9/30/2009[1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	386,060	$5,078,985	112,935	$1,393,248
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	34,767	426,380
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc.	—	—	6,195,909	79,679,394
Shares issued to shareholders in payment of distributions declared	1,283	16,924	—	—
Shares redeemed	(1,217,689)	(15,801,132)	(55,073)	(694,836)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(830,346)	$(10,705,223)	6,288,538	$80,804,186
	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	445,233	$5,889,644	271,399	$2,870,136
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	2,358	28,964
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc.	—	—	2,778,973	35,793,174
Shares issued to shareholders in payment of distributions declared	397	5,247	3,374	36,153
Adjustment of Predecessor Fund shares in connection with tax-free reorganization	—	—	(16,484)	—
Shares redeemed	(519,925)	(6,798,906)	(233,730)	(2,456,544)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(74,295)	$(904,015)	2,805,890	$36,271,883
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	Six Months Ended 3/31/2010		Period Ended 9/30/2009[1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	253,392	$3,322,484	16,424	$207,777
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	233	2,866
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc.	—	—	977,610	12,601,395
Shares issued to shareholders in payment of distributions declared	991	13,105	—	—
Shares redeemed	(183,504)	(2,416,889)	(6,698)	(84,963)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	70,879	$918,700	987,569	$12,727,075
	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class Z Shares:[2]	Shares	Amount	Shares	Amount
Shares sold	—	$ —	4,420,419	$43,668,239
Shares issued to shareholders in payment of distributions declared	—	—	200,218	2,070,472
Shares redeemed	—	—	(4,574,307)	(47,978,418)
NET CHANGE RESULTING FROM CLASS Z SHARE TRANSACTIONS	—	$ —	46,330	$(2,239,707)
FINAL REDEMPTION FROM CLASS Z SHARES[2]	—	$ —	(12,596,617)	$(182,078,468)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,594,499)	$(19,899,370)	53,964,348	$698,290,528
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	At the close of business on August 28, 2009, Class Z Shares were reorganized into Class A Shares.
Semi-Annual Shareholder Report
23

5. FEDERAL TAX INFORMATION

At March 31, 2010, the cost of investments for federal tax purposes was $849,290,401. The net unrealized appreciation of investments for federal tax purposes was $60,399,071. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $89,818,399 and net unrealized depreciation from investments for those securities having an excess of cost over value of $29,419,328.

At September 30, 2009, the Fund had a capital loss carryforward of $498,219,452 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$342,110,357
2016	$125,794,854
2017	$30,314,241

As a result of the tax-free transfer of assets from Touchstone Value Opportunities Fund and Federated American Leaders Fund, Inc., the use of certain capital loss carryforwards listed above may be limited.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the Adviser voluntarily waived $542,879 of its fee. In addition, for the six months ended March 31, 2010, an affiliate of the Adviser reimbursed $339,913 of transfer and dividend disbursing agent fees and expenses.

Prior to close of business on August 28, 2009, the Predecessor Fund's investment adviser was Touchstone Advisors, Inc. After the close of business on August 28, 2009, the Predecessor Fund was reorganized into the Fund. The annual investment adviser fee did not change due to this reorganization.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,202 of its fee.

Prior to close of business on August 28, 2009, Touchstone Advisors, Inc. provided administrative services to the Predecessor Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2010, FSC retained $13,959 of fees paid by the Fund. For the six months ended March 31, 2010, the Fund's Class A shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc. was the principal distributor for the Predecessor Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2010, FSC retained $44,251 in sales charges from the sale of Class A Shares. FSC also retained $355 of CDSC relating to redemptions of Class C Shares.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc., served as distributor of the Predecessor Fund's shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2010, FSSC did not receive any fees paid by the Fund.

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Prior to close of business on August 28, 2009, Touchstone Securities, Inc. received Service Fees from the Predecessor Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.94%, 1.19%, 1.92%, 1.92% and 1.67% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended March 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $704,093 and $5,678,220, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2010, the Adviser reimbursed $6,994. Transactions with the affiliated company during the six months ended March 31, 2010, were as follows:

Affiliate	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	5,264,453	106,093,683	98,440,861	12,917,275	$12,917,275	$10,207

7. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended March 31, 2010, the Fund's expenses were reduced by $35,391 under these arrangements.

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8. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2010, were as follows:

Purchases	$238,320,928
Sales	$265,229,936

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the program was not utilized.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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12. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory
Contract - May 2009

Federated Clover Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by the Federated organization, and based on Federated's recommendation to go forward with the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of certain assets of Clover Capital Management, Inc. (“Clover Capital”), the investment adviser to the Clover Capital Multi Cap Value Equity Common Fund (the “Predecessor Fund”), a privately offered pooled fund (the “Acquisition”). As part of the transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free asset transfer which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a registered mutual fund with similar investment objectives and policies and the same key management personnel as the Predecessor Fund, but with sales, distribution and other fund and shareholder services provided by the same affiliates of Federated that provide such services to the other Federated funds. The Fund was declared effective on January 21, 2009, and the reorganization of the Predecessor Fund with and into the Fund was consummated after the close of business on March 13, 2009. The Fund commenced operations on March 16, 2009. Accordingly, the Board's deliberations at its May 2009 meetings were based to a significant degree on the information considered by the Board when it originally approved the contract at its November 2008 meetings.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial Semi-Annual Shareholder Report
29

decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds Semi-Annual Shareholder Report
30

and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Senior Officer's report produced in connection with the original approval of the advisory contract for the Fund in November 2008, noted that Clover Capital, as manager of the Predecessor Fund, generated consistently strong performance using substantially the same investment strategy to be utilized by the Fund. Because the Fund will employ the same key management personnel and investment strategy as the Predecessor Fund, the nature and quality of the management of the Fund is expected to reflect that of the Predecessor Fund. This in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant the approval of the advisory contract. The Board also noted the strong performance achieved by Clover Capital as subadviser to a mutual fund and adviser to a group trust and separate managed accounts pursuing a similar investment objective.

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The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate. In this regard, the Senior Officer's report indicated that the proposed management fees, after projected waivers, were reasonable. The Board also concluded that the nature, quality and scope of other services to be provided to the Fund were reasonable.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Senior Officer commented on reports furnished by Federated of estimates of components of the Fund's expenses using allocation methodologies specified by the Senior Officer and sales projections made by Federated. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise), particularly when projecting an uncertain asset base, and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Senior Officer determined that such allocation reports were of limited use.

The Board and the Senior Officer also reviewed data compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any Semi-Annual Shareholder Report
32

economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172255
Cusip 314172248
Cusip 314172230
Cusip 314172222

40427 (5/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated Clover Value Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2010	Period Ended 9/30/2009[1]
Net Asset Value, Beginning of Period	$12.63	$12.29
Income From Investment Operations:
Net investment income	0.06	0.01[2]
Net realized and unrealized gain on investments	1.21	0.33
TOTAL FROM INVESTMENT OPERATIONS	1.27	0.34
Less Distributions:
Distributions from net investment income	(0.06)	—
Net Asset Value, End of Period	$13.84	$12.63
Total Return[3]	10.07%	2.77%
Ratios to Average Net Assets:
Net expenses	0.93%[4,5]	0.94%[4,5]
Net investment income	0.84%[4]	0.54%[4]
Expense waiver/reimbursement[6]	0.14%[4]	0.44%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$100,161	$12,033
Portfolio turnover	28%	73%[7]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009. See Note 2 to the Financial Statements.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.92% and 0.94% for the six months ended March 31, 2010, and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.
  See Notes which are an integral part of the Financial Statements
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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,100.70	$4.87
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.29	$4.68
1	Expenses are equal to the Fund's annualized net expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
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Portfolio of Investments Summary Table (unaudited)

At March 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	23.4%
Energy	16.4%
Consumer Discretionary	13.8%
Industrials	11.1%
Information Technology	9.2%
Health Care	9.0%
Consumer Staples	6.0%
Utilities	3.8%
Materials	3.2%
Telecommunication Services	2.7%
Cash Equivalents[2]	1.4%
Other Assets and Liabilities — Net[3,4]	(0.0)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
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Portfolio of Investments

March 31, 2010 (unaudited)

Shares			Value
		COMMON STOCKS – 98.6%
		Consumer Discretionary – 13.8%
299,250		Coach, Inc.	11,826,360
424,117	[1]	DIRECTV Group, Inc., Class A	14,339,396
1,123,250	[1]	Goodyear Tire & Rubber Co.	14,197,880
289,600		Home Depot, Inc.	9,368,560
2,009,450	[1]	Liberty Media Holding Corp.	30,764,680
16,268,300	[1]	Sirius XM Radio, Inc.	14,161,555
576,918		Time Warner, Inc.	18,040,226
352,440		Walt Disney Co.	12,303,680
		TOTAL	125,002,337
		Consumer Staples – 6.0%
136,250	[1]	Energizer Holdings, Inc.	8,551,050
259,565		H.J. Heinz Co.	11,838,760
144,702		Lorillard, Inc.	10,887,378
189,040		Procter & Gamble Co.	11,960,561
306,480		Walgreen Co.	11,367,343
		TOTAL	54,605,092
		Energy – 16.4%
222,175		Anadarko Petroleum Corp.	16,181,005
312,745		Cabot Oil & Gas Corp., Class A	11,509,016
404,070		Chevron Corp.	30,640,628
210,525		Devon Energy Corp.	13,564,126
462,850		Exxon Mobil Corp.	31,001,693
393,750		National-Oilwell, Inc.	15,978,375
300,620		Peabody Energy Corp.	13,738,334
194,800	[1]	Transocean Ltd.	16,826,824
		TOTAL	149,440,001
		Financials – 23.4%
2,210,100		Bank of America Corp.	39,450,285
3,127,300	[1]	Citigroup, Inc.	12,665,565
320,950		Comerica, Inc.	12,208,938
64,670		Goldman Sachs Group, Inc.	11,034,642
750,680		JPMorgan Chase & Co.	33,592,930
682,150		Marsh & McLennan Cos., Inc.	16,658,103
325,550		MetLife, Inc.	14,109,337
456,575		Morgan Stanley	13,373,082
Semi-Annual Shareholder Report
5

Shares			Value
111,104		Simon Property Group, Inc.	9,321,626
778,330		U.S. Bancorp	20,143,180
435,520		Wells Fargo & Co.	13,553,382
881,800		XL Capital Ltd., Class A	16,666,020
		TOTAL	212,777,090
		Health Care – 9.0%
314,250		Aetna, Inc.	11,033,317
308,365		Merck & Co., Inc.	11,517,433
1,654,145		Pfizer, Inc.	28,368,587
250,550	[1]	Thermo Fisher Scientific, Inc.	12,888,292
552,800		UnitedHealth Group, Inc.	18,059,976
		TOTAL	81,867,605
		Industrials – 11.1%
1,943,550		General Electric Co.	35,372,610
338,000		Honeywell International, Inc.	15,301,260
253,355		Raytheon Co.	14,471,637
220,702		SPX Corp.	14,636,957
420,100	[1]	URS Corp.	20,841,161
		TOTAL	100,623,625
		Information Technology – 9.2%
856,330	[1]	EMC Corp.	15,448,193
353,600		Hewlett-Packard Co.	18,793,840
882,200		National Semiconductor Corp.	12,747,790
714,830		Nokia Oyj, Class A, ADR	11,108,458
335,500		Qualcomm, Inc.	14,087,645
652,905	[1]	Symantec Corp.	11,047,153
		TOTAL	83,233,079
		Materials – 3.2%
404,825		Du Pont (E.I.) de Nemours & Co.	15,075,683
227,300		United States Steel Corp.	14,438,096
		TOTAL	29,513,779
		Telecommunication Services – 2.7%
613,505		AT&T, Inc.	15,852,969
291,882		Verizon Communications, Inc.	9,054,180
		TOTAL	24,907,149
		Utilities – 3.8%
381,885		DPL, Inc.	10,383,453
230,115		Exelon Corp.	10,081,338
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Shares			Value
283,633		National Fuel Gas Co.	14,337,649
		TOTAL	34,802,440
		TOTAL COMMON STOCKS (IDENTIFIED COST $836,373,126)	896,772,197
		MUTUAL FUND – 1.4%
12,917,275	[2,3]	Prime Value Obligations Fund, Institutional Shares, 0.13% (AT NET ASSET VALUE)	12,917,275
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $849,290,401)[4]	909,689,472
		OTHER ASSETS AND LIABILITIES - NET — (0.0)%[5]	(294,979)
		TOTAL NET ASSETS — 100%	$909,394,493
1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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  As of March 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
  The following acronym is used throughout this portfolio:
ADR	— American Depositary Receipt
  See Notes which are an integral part of the Financial Statements
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8

Statement of Assets and Liabilities

March 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $12,917,275 of investments in an affiliated issuer (Note 6) (identified cost $849,290,401)		$909,689,472
Cash		88,848
Income receivable		770,870
Receivable for shares sold		1,067,231
TOTAL ASSETS		911,616,421
Liabilities:
Payable for shares redeemed	$1,427,140
Payable for transfer and dividend disbursing agent fees and expenses	450,444
Payable for distribution services fee (Note 6)	79,533
Payable for shareholder services fee (Note 6)	252,529
Accrued expenses	12,282
TOTAL LIABILITIES		2,221,928
Net assets for 65,819,515 shares outstanding		$909,394,493
Net Assets Consist of:
Paid-in capital		$1,354,349,978
Net unrealized appreciation of investments		60,399,071
Accumulated net realized loss on investments		(505,381,131)
Undistributed net investment income		26,575
TOTAL NET ASSETS		$909,394,493
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9

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($100,161,234 ÷ 7,239,071 shares outstanding), no par value, unlimited shares authorized	$13.84
Offering price per share	$13.84
Redemption proceeds per share	$13.84
Class A Shares:
Net asset value per share ($677,698,058 ÷ 49,044,251 shares outstanding), no par value, unlimited shares authorized	$13.82
Offering price per share (100/94.50 of $13.82)	$14.62
Redemption proceeds per share	$13.82
Class B Shares:
Net asset value per share ($75,224,347 ÷ 5,458,192 shares outstanding), no par value, unlimited shares authorized	$13.78
Offering price per share	$13.78
Redemption proceeds per share (94.50/100 of $13.78)	$13.02
Class C Shares:
Net asset value per share ($41,680,697 ÷ 3,019,553 shares outstanding), no par value, unlimited shares authorized	$13.80
Offering price per share	$13.80
Redemption proceeds per share (99.00/100 of $13.80)	$13.66
Class K Shares:
Net asset value per share ($14,630,157 ÷ 1,058,448 shares outstanding), no par value, unlimited shares authorized	$13.82
Offering price per share	$13.82
Redemption proceeds per share	$13.82
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations

Six Months Ended March 31, 2010 (unaudited)

Investment Income:
Dividends (including $10,207 received from an affiliated issuer (Note 6) and net of foreign taxes withheld of $1,984)		$7,871,034
Interest on securities loaned		938
TOTAL INCOME		7,871,972
Expenses:
Investment adviser fee (Note 6)	$3,238,079
Administrative personnel and services fee (Note 6)	335,759
Custodian fees	25,197
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	67,837
Transfer and dividend disbursing agent fees and expenses — Class A Shares	822,479
Transfer and dividend disbursing agent fees and expenses — Class B Shares	141,553
Transfer and dividend disbursing agent fees and expenses — Class C Shares	53,782
Transfer and dividend disbursing agent fees and expenses — Class K Shares	27,153
Auditing fees	18,006
Legal fees	2,617
Portfolio accounting fees	80,646
Distribution services fee — Class B Shares (Note 6)	285,100
Distribution services fee — Class C Shares (Note 6)	146,716
Distribution services fee — Class K Shares (Note 6)	33,132
Shareholder services fee — Class A Shares (Note 6)	813,926
Shareholder services fee — Class B Shares (Note 6)	95,033
Shareholder services fee — Class C Shares (Note 6)	48,794
Account administration fee — Class A Shares	110
Account administration fee — Class C Shares	101
Share registration costs	37,685
Printing and postage	113,452
Insurance premiums	2,722
Miscellaneous	8,579
TOTAL EXPENSES	6,398,458
Semi-Annual Shareholder Report
11

Statement of Operations — continued
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 6)	$(549,873)
Waiver of administrative personnel and services fee (Note 6)	(7,202)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares (Note 6)	(148)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class A Shares (Note 6)	(236,079)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class B Shares (Note 6)	(81,056)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares (Note 6)	(22,630)
Fees paid indirectly from directed brokerage arrangements (Note 7)	(35,391)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		$(932,379)
Net expenses			$5,466,079
Net investment income			2,405,893
Realized and Unrealized Gain on Investments:
Net realized gain on investments			3,299,685
Net change in unrealized depreciation of investments			76,001,276
Net realized and unrealized gain on investments			79,300,961
Change in net assets resulting from operations			$81,706,854
  See Notes which are an integral part of the Financial Statements
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12

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2010	Year Ended 9/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,405,893	$2,627,336
Net realized gain (loss) on investments	3,299,685	(44,452,076)
Net change in unrealized appreciation/depreciation of investments	76,001,276	15,196,239
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	81,706,854	(26,628,501)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(413,495)	—
Class A Shares	(2,023,412)	(2,419,186)
Class B Shares	(17,613)	—
Class C Shares	(5,952)	(38,355)
Class K Shares	(13,105)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,473,577)	(2,457,541)
Share Transactions:
Proceeds from sale of shares	149,354,355	68,273,280
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund (Note 2)	—	12,565,926
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc. (Note 2)	—	679,733,197
Net asset value of shares issued to shareholders in payment of distributions declared	2,255,763	2,285,810
Cost of shares redeemed	(171,509,488)	(64,567,685)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(19,899,370)	698,290,528
Change in net assets	59,333,907	669,204,486
Net Assets:
Beginning of period	850,060,586	180,856,100
End of period (including undistributed net investment income of $26,575 and $94,259, respectively)	$909,394,493	$850,060,586
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements

March 31, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 diversified portfolios. The financial statements included herein are only those of Federated Clover Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares, Class B Shares, Class C Shares and Class K Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

2. REORGANIZATION

The Fund is the successor (Successor Fund) to Touchstone Value Opportunities Fund (the “Predecessor Fund”), a portfolio of Touchstone Funds Group Trust, pursuant to a reorganization that took place as of the close of business on August 28, 2009. On that date, Class A Shares, Class C Shares and Class Z Shares of the Predecessor Fund were exchanged for Class A Shares, Class C Shares and Class A Shares of the Fund, respectively. As a result of the reorganization on August 28, 2009, the Predecessor Fund became the accounting survivor. Accordingly, the performance information presented in the financial statements for the periods prior to August 28, 2009, is historical information of the Predecessor Fund.

On August 28, 2009, the Fund received a tax-free transfer of assets from Touchstone Value Opportunities Fund, as follows:

Shares of the Fund Issued	Touchstone Value Opportunities Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
13,258,411	$162,851,244	$2,221,563	$12,565,926	$175,417,170
1	Unrealized appreciation is included in the Touchstone Value Opportunities Fund Net Assets Received amount shown above.

On the date of the reorganization, the Successor Fund's net assets included $2,119,296 of net unrealized appreciation.

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14

On September 18, 2009, the Fund received a tax-free transfer of assets from Federated American Leaders Fund, Inc., as follows:
Shares of the Fund Issued	Federated American Leaders Fund, Inc. Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
52,783,178	$679,733,197	$(16,944,166)	$193,844,924	$873,578,121
1	Unrealized depreciation is included in the Federated American Leaders Fund, Inc. Net Assets Received amount shown above.

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury Semi-Annual Shareholder Report
15

and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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16

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2010, tax year 2009 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2010, the Fund had no outstanding securities on loan.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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17

4. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 3/31/2010		Period Ended 9/30/2009[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,449,346	$83,588,348	46,315	$574,933
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	908,665	11,171,864
Shares issued to shareholders in payment of distributions declared	30,315	407,584	—	—
Shares redeemed	(193,218)	(2,559,876)	(2,352)	(28,168)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	6,286,443	$81,436,056	952,628	$11,718,629
	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,901,482	$51,474,894	1,754,894	$19,558,947
Transfer in of Class Z Shares[2]	—	—	12,596,617	182,078,468
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	76,192	935,852
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc.	—	—	42,830,686	551,659,234
Shares issued to shareholders in payment of distributions declared	135,488	1,812,903	16,760	179,185
Adjustment of Predecessor Fund shares in connection with tax-free reorganization	—	—	(637,282)	—
Shares redeemed	(11,084,150)	(143,932,685)	(1,157,857)	(13,324,756)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(7,047,180)	$(90,644,888)	55,480,010	$741,086,930
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	Six Months Ended 3/31/2010		Period Ended 9/30/2009[1]
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	386,060	$5,078,985	112,935	$1,393,248
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	34,767	426,380
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc.	—	—	6,195,909	79,679,394
Shares issued to shareholders in payment of distributions declared	1,283	16,924	—	—
Shares redeemed	(1,217,689)	(15,801,132)	(55,073)	(694,836)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(830,346)	$(10,705,223)	6,288,538	$80,804,186
	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	445,233	$5,889,644	271,399	$2,870,136
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	2,358	28,964
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc.	—	—	2,778,973	35,793,174
Shares issued to shareholders in payment of distributions declared	397	5,247	3,374	36,153
Adjustment of Predecessor Fund shares in connection with tax-free reorganization	—	—	(16,484)	—
Shares redeemed	(519,925)	(6,798,906)	(233,730)	(2,456,544)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(74,295)	$(904,015)	2,805,890	$36,271,883
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	Six Months Ended 3/31/2010		Period Ended 9/30/2009[1]
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	253,392	$3,322,484	16,424	$207,777
Exchange of Successor Fund shares in connection with the tax-free reorganization of Touchstone Value Opportunities Fund	—	—	233	2,866
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated American Leaders Fund, Inc.	—	—	977,610	12,601,395
Shares issued to shareholders in payment of distributions declared	991	13,105	—	—
Shares redeemed	(183,504)	(2,416,889)	(6,698)	(84,963)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	70,879	$918,700	987,569	$12,727,075
	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class Z Shares:[2]	Shares	Amount	Shares	Amount
Shares sold	—	$ —	4,420,419	$43,668,239
Shares issued to shareholders in payment of distributions declared	—	—	200,218	2,070,472
Shares redeemed	—	—	(4,574,307)	(47,978,418)
NET CHANGE RESULTING FROM CLASS Z SHARE TRANSACTIONS	—	$ —	46,330	$(2,239,707)
FINAL REDEMPTION FROM CLASS Z SHARES[2]	—	$ —	(12,596,617)	$(182,078,468)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,594,499)	$(19,899,370)	53,964,348	$698,290,528
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	At the close of business on August 28, 2009, Class Z Shares were reorganized into Class A Shares.
Semi-Annual Shareholder Report
20

5. FEDERAL TAX INFORMATION

At March 31, 2010, the cost of investments for federal tax purposes was $849,290,401. The net unrealized appreciation of investments for federal tax purposes was $60,399,071. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $89,818,399 and net unrealized depreciation from investments for those securities having an excess of cost over value of $29,419,328.

At September 30, 2009, the Fund had a capital loss carryforward of $498,219,452 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$342,110,357
2016	$125,794,854
2017	$30,314,241

As a result of the tax-free transfer of assets from Touchstone Value Opportunities Fund and Federated American Leaders Fund, Inc., the use of certain capital loss carryforwards listed above may be limited.

6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the Adviser voluntarily waived $542,879 of its fee. In addition, for the six months ended March 31, 2010, an affiliate of the Adviser reimbursed $339,913 of transfer and dividend disbursing agent fees and expenses.

Prior to close of business on August 28, 2009, the Predecessor Fund's investment adviser was Touchstone Advisors, Inc. After the close of business on August 28, 2009, the Predecessor Fund was reorganized into the Fund. The annual investment adviser fee did not change due to this reorganization.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,202 of its fee.

Prior to close of business on August 28, 2009, Touchstone Advisors, Inc. provided administrative services to the Predecessor Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2010, FSC retained $13,959 of fees paid by the Fund. For the six months ended March 31, 2010, the Fund's Class A shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc. was the principal distributor for the Predecessor Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2010, FSC retained $44,251 in sales charges from the sale of Class A Shares. FSC also retained $355 of CDSC relating to redemptions of Class C Shares.

Prior to close of business on August 28, 2009, Touchstone Securities, Inc., served as distributor of the Predecessor Fund's shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2010, FSSC did not receive any fees paid by the Fund.

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Prior to close of business on August 28, 2009, Touchstone Securities, Inc. received Service Fees from the Predecessor Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.94%, 1.19%, 1.92%, 1.92% and 1.67% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) November 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the six months ended March 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $704,093 and $5,678,220, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2010, the Adviser reimbursed $6,994. Transactions with the affiliated company during the six months ended March 31, 2010, were as follows:

Affiliate	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2010	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	5,264,453	106,093,683	98,440,861	12,917,275	$12,917,275	$10,207

7. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended March 31, 2010, the Fund's expenses were reduced by $35,391 under these arrangements.

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8. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2010, were as follows:

Purchases	$238,320,928
Sales	$265,229,936

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the program was not utilized.

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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12. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory
Contract - May 2009

Federated Clover Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by the Federated organization, and based on Federated's recommendation to go forward with the Fund.

Federated proposed the creation of the Fund in connection with its acquisition of certain assets of Clover Capital Management, Inc. (“Clover Capital”), the investment adviser to the Clover Capital Multi Cap Value Equity Common Fund (the “Predecessor Fund”), a privately offered pooled fund (the “Acquisition”). As part of the transaction, Federated proposed that the Predecessor Fund be reorganized with and into the Fund in a tax-free asset transfer which would provide shareholders of the Predecessor Fund the opportunity to become shareholders of a registered mutual fund with similar investment objectives and policies and the same key management personnel as the Predecessor Fund, but with sales, distribution and other fund and shareholder services provided by the same affiliates of Federated that provide such services to the other Federated funds. The Fund was declared effective on January 21, 2009, and the reorganization of the Predecessor Fund with and into the Fund was consummated after the close of business on March 13, 2009. The Fund commenced operations on March 16, 2009. Accordingly, the Board's deliberations at its May 2009 meetings were based to a significant degree on the information considered by the Board when it originally approved the contract at its November 2008 meetings.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the proposed advisory contract.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial Semi-Annual Shareholder Report
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decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the proposed advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's anticipated expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the likely preferences and expectations of anticipated Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds Semi-Annual Shareholder Report
27

and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, the Senior Officer also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the fees charged by other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Senior Officer's report produced in connection with the original approval of the advisory contract for the Fund in November 2008, noted that Clover Capital, as manager of the Predecessor Fund, generated consistently strong performance using substantially the same investment strategy to be utilized by the Fund. Because the Fund will employ the same key management personnel and investment strategy as the Predecessor Fund, the nature and quality of the management of the Fund is expected to reflect that of the Predecessor Fund. This in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant the approval of the advisory contract. The Board also noted the strong performance achieved by Clover Capital as subadviser to a mutual fund and adviser to a group trust and separate managed accounts pursuing a similar investment objective.

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The Board reviewed the proposed fees and other expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate. In this regard, the Senior Officer's report indicated that the proposed management fees, after projected waivers, were reasonable. The Board also concluded that the nature, quality and scope of other services to be provided to the Fund were reasonable.

The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

The Senior Officer commented on reports furnished by Federated of estimates of components of the Fund's expenses using allocation methodologies specified by the Senior Officer and sales projections made by Federated. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise), particularly when projecting an uncertain asset base, and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Senior Officer determined that such allocation reports were of limited use.

The Board and the Senior Officer also reviewed data compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any Semi-Annual Shareholder Report
29

economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time.

The Board based its decision to approve the proposed advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds (which the Board has found to be satisfactory with respect to such other funds), provide a satisfactory basis to support the business decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172214

40429 (5/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated Prudent Bear Fund

(Successor to the Prudent Bear Fund Established 1995)

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2010

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2010	Year Ended September 30,
		2009[1]	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$5.74	$6.82	$5.96	$5.84	$5.47	$5.71
Income From Investment Operations:
Net investment income (loss)	(0.05)	(0.15)[2]	0.05	0.19	0.15	(0.00)[3]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(0.59)	0.41	1.00	0.12	0.28	(0.24)
TOTAL FROM INVESTMENT OPERATIONS	(0.64)	0.26	1.05	0.31	0.43	(0.24)
Less Distributions:
Distributions from net investment income	—	—	(0.19)	(0.19)	(0.06)	—
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	—	(1.33)	—	—	—	—
Return of capital[4]	—	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	—	(1.34)	(0.19)	(0.19)	(0.06)	—
Redemption Fees	—	—	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net Asset Value, End of Period	$5.10	$5.74	$6.82	$5.96	$5.84	$5.47
Total Return[5]	(11.15)%	0.06%	17.98%	5.49%	7.92%	(4.20)%
Ratios to Average Net Assets:
Net expenses	2.51%[6,7]	2.84%[7]	2.56%[7]	2.33%[7]	2.49%	2.58%
Net expenses excluding dividends on short positions and prime broker fees	1.70%[6,7]	1.73%[7]	1.72%[7]	1.76%[7]	1.77%	1.85%
Net investment income (loss)	(2.41)%[6]	(2.18)%	0.80%	3.31%	2.60%	(0.03)%
Expense waiver/reimbursement[8]	0.01%[6]	0.03%	0.04%	0.03%	—	—
Supplemental Data:
Net assets, end of period (000 omitted)	$1,317,540	$1,079,143	$1,054,341	$747,610	$650,305	$411,780
Portfolio turnover	140%	392%	277%	119%	104%	129%
Semi-Annual Shareholder Report

1	Prudent Bear Fund (the “Predecessor Fund”) was reorganized into Federated Prudent Bear Fund (the “Fund”) as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predeccesor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Represents a return of capital for federal income tax purposes.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.50%, 2.82%, 2.52% and 2.30%, after taking into account these expense reductions for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008 and 2007, respectively. The net expense ratios excluding dividends on short positions and prime broker fees are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2010	Year Ended September 30,
		2009[1]	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$5.40	$6.52	$5.72	$5.62	$5.29	$5.56
Income From Investment Operations:
Net investment income (loss)	(0.06)	(0.19)[2]	0.01	0.14	0.11	(0.04)
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(0.56)	0.41	0.96	0.11	0.26	(0.24)
TOTAL FROM INVESTMENT OPERATIONS	(0.62)	0.22	0.97	0.25	0.37	(0.28)
Less Distributions:
Distributions from net investment income	—	—	(0.17)	(0.15)	(0.04)	—
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	—	(1.33)	—	—	—	—
Return of capital[3]	—	(0.01)	—	—	—	—
TOTAL DISTRIBUTIONS	—	(1.34)	(0.17)	(0.15)	(0.04)	—
Redemption Fees	—	—	0.00[4]	0.00[4]	0.00[4]	0.01
Net Asset Value, End of Period	$4.78	$5.40	$6.52	$5.72	$5.62	$5.29
Total Return[5]	(11.48)%	(0.65)%	17.13%	4.61%	7.14%	(4.86)%
Ratios to Average Net Assets:
Net expenses	3.28%[6,7]	3.61%[7]	3.31%[7]	3.08%[7]	3.24%	3.33%
Net expenses excluding dividends on short positions and prime broker fees	2.45%[6,7]	2.46%[7]	2.47%[7]	2.51%[7]	2.52%	2.60%
Net investment income (loss)	(3.18)%[6]	(3.03)%	0.09%	2.56%	1.85%	(0.78)%
Expense waiver/reimbursement[8]	0.01%[6]	0.03%	0.04%	0.03%	—	—
Supplemental Data:
Net assets, end of period (000 omitted)	$133,814	$96,518	$65,831	$45,173	$31,283	$19,029
Portfolio turnover	140%	392%	277%	119%	104%	129%
Semi-Annual Shareholder Report

1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predeccesor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share number has been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.27%, 3.59%, 3.27% and 3.05%, after taking into account these expense reductions for the six months ended March 31, 2010 and the years ended September 30, 2009, 2008 and 2007, respectively. The net expense ratios excluding dividends on short positions and prime broker fees are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$888.50	$11.82
Class C Shares	$1,000	$885.20	$15.42
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,012.42	$12.59
Class C Shares	$1,000	$1,008.58	$16.43
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	2.51%
Class C Shares	3.28%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At March 31, 2010, the Fund's portfolio composition was as follows:

Percentage of Total Net Assets
Securities Sold Short	(32.0)%
Derivative Contracts — Short (notional value)[1]	(45.6)%
U.S. Treasury Securities	78.7%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	16.2%
Common Stock	6.9%
Other Securities[2]	0.1%
Cash Equivalents[3]	2.7%
Adjustment for Derivative Contracts (notional value)[1]	44.8%
Collateral on Deposit for Securities Sold Short	33.3%
Other Assets and Liabilities — Net[4]	(5.1)%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
2	Other Securities include warrants.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At March 31, 2010, the Fund's sector composition5 for its short positions was as follows:
Sector Composition	Percentage of Total Short Exposures[6]
Broad Equity Index	68.7%
Information Technology	10.9%
Industrials	4.9%
Materials	3.4%
Consumer Discretionary	3.2%
Financials	3.0%
Health Care	2.7%
Consumer Staples	1.7%
Telecommunication Services	0.6%
Other[7]	0.9%
TOTAL	100.0%
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
6	Includes any short positions on futures contracts.
7	Other includes exchange-traded funds.
Semi-Annual Shareholder Report

Portfolio of Investments

March 31, 2010 (unaudited)

Shares, Principal Amount or Units Held			Value
		COMMON STOCKS – 6.9%
		Energy – 0.1%
195,000	[1]	Bankers Petroleum Ltd.	1,758,676
1,000,000	[1]	Powertech Uranium Corp., Class A	283,070
		TOTAL	2,041,746
		Materials – 6.8%
3,500,000	[1]	Abacus Mining & Exploration Corp.	930,439
77,400		Agnico Eagle Mines Ltd.	4,308,858
1,282,000	[1]	Antares Minerals, Inc.	2,991,523
1,140,000	[1,2,3]	Ascot Resources Ltd.	920,396
360,000	[1,2,3]	Ascot Resources Ltd.	290,651
3,000,000	[1]	Benton Resources Corp.	1,403,042
1,350,000	[1]	Brett Resources, Inc.	4,000,886
1,000,000	[1]	Callinan Mines Ltd.	1,565,500
400,000	[1]	Cardero Resource Corp.	527,741
2,975,000	[1]	Centamin Egypt Ltd.	6,268,400
137,300		Cia de Minas Buenaventura SA, Class B, ADR	4,252,181
1,000,000	[1]	Duran Ventures, Inc.	152,612
899,998	[1]	East Asia Minerals Corp.	4,953,466
150,000	[1,2,3]	East Asia Minerals Corp.	825,579
950,000	[1,2,3]	Evolving Gold Corp.	766,997
1,900,000	[1]	Fortuna Silver Mines, Inc.	4,863,880
530,000	[1,2,3]	Fortuna Silver Mines, Inc.	1,356,766
1,164,000	[1]	Franconia Minerals Corp.	710,560
112,100		Goldcorp, Inc., Class A	4,172,362
175,000	[1]	Golden Predator Royalty & Development Corp.	89,598
170,925	[1]	Imperial Metals Corp.	3,348,995
200,000	[1]	International Tower Hill Mines Ltd.	1,159,848
350,000	[1,2,3]	International Tower Hill Mines Ltd.	2,029,735
538,000	[1]	Kirkland Lake Gold, Inc.	4,020,499
500,000	[1,2,3]	Kootenay Gold, Inc.	339,684
825,000	[1,2,3]	Kootenay Gold, Inc.	560,479
1,441,500	[1]	Lake Shore Gold Corp.	3,576,606
1,500,000	[1,4]	MacArthur Minerals Ltd.	3,470,684
2,300,000	[1]	Magma Metals Ltd.	1,414,099
Semi-Annual Shareholder Report

Shares, Principal Amount or Units Held			Value
1,000,000	[1]	Mansfield Minerals, Inc.	1,329,198
1,500,000	[1]	Medoro Resources Ltd.	900,901
535,000	[1]	Medusa Mining Ltd.	1,860,673
72,600		Newmont Mining Corp.	3,697,518
735,000	[1]	Osisko Exploration Ltd.	6,404,519
2,000,000	[1]	Palladon Ventures Ltd.	108,305
69,100		Randgold Resources Ltd., ADR	5,308,953
311,400	[1]	Red Back Mining, Inc.	6,361,985
1,000,000	[1]	Richfield Ventures Corp.	1,772,264
1,800,000	[1]	Rockgate Capital Corp.	1,151,972
63,500		Royal Gold, Inc.	2,934,335
350,002	[1]	Silver Wheaton Corp.	5,496,524
800,000	[1]	Trevali Resources Corp.	913,701
477,000		Yamana Gold, Inc.	4,698,450
		TOTAL	108,211,364
		TOTAL COMMON STOCKS (IDENTIFIED COST $88,145,976)	110,253,110
		WARRANTS – 0.1%
		Industrials – 0.0%
105,990	[1]	Aura Systems, Inc., Warrants	3,929
		Materials – 0.1%
43,500	[1]	Chesapeake Gold Corp., Warrants	94,140
1,050,000	[1]	EMC Metals Corp., Warrants	63,636
262,500	[1]	Golden Predator Royalty & Development Corp., Warrants	0
412,500	[1]	Kootenay Gold, Inc., Warrants	1
250,000	[1]	Kootenay Gold, Inc., Warrants	6,229
313,333	[1]	Northrock Resources, Inc., Warrants	0
56,472	[1]	Pan American Silver Corp., Warrants	317,710
15,624	[1]	Pan American Silver Corp., Warrants	97,288
		TOTAL	579,004
		TOTAL WARRANTS (IDENTIFIED COST $585,824)	582,933
		U.S. Treasury – 94.9%;5
		U.S. Treasury Bills – 94.9%
$80,000,000	[6]	United States Treasury Bill, 0.08%, 4/1/2010	80,000,000
60,000,000		United States Treasury Bill, 0.11%, 4/8/2010	59,998,716
179,000,000	[6]	United States Treasury Bill, 0.105%, 4/22/2010	178,984,857
Semi-Annual Shareholder Report

Shares, Principal Amount or Units Held			Value
$108,000,000		United States Treasury Bill, 0.15%, 4/29/2010	107,987,612
439,000,000		United States Treasury Bill, 0.16%, 5/6/2010	438,942,930
466,000,000		United States Treasury Bill, 0.145%, 5/13/2010	465,923,902
108,000,000		United States Treasury Bill, 0.13%, 5/20/2010	107,979,048
73,000,000		United States Treasury Bill, 0.145%, 7/1/2010	72,972,321
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,512,852,361)	1,512,789,386
		MUTUAL FUND – 2.7%
43,531,802	[4,7]	U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	43,531,802
		TOTAL INVESTMENTS — 104.6% (IDENTIFIED COST $1,645,115,963)[8]	1,667,157,231
		OTHER ASSETS AND LIABILITIES - NET — (4.6)%[9]	(73,580,212)
		TOTAL NET ASSETS — 100%	$1,593,577,019
Semi-Annual Shareholder Report

SCHEDULE OF SECURITIES SOLD SHORT

Shares		Value
160,000	Abbott Laboratories	$8,428,800
90,000	Adobe Systems, Inc.	3,183,300
1,245,000	Amex Financial Select Standard & Poor Depository Receipt	19,882,650
175,000	Analog Devices, Inc.	5,043,500
45,000	ASML Holding N.V., ADR	1,593,000
445,000	Avery Dennison Corp.	16,202,450
75,000	Avnet, Inc.	2,250,000
40,000	Bard C.R., Inc.	3,464,800
290,000	C.H. Robinson Worldwide, Inc.	16,196,500
225,000	Camden Property Trust	9,366,750
230,000	Campbell Soup Co.	8,130,500
220,000	Charles River Laboratories International, Inc.	8,648,200
450,000	Charles Schwab Corp.	8,410,500
100,000	Consumer Staples Select Sector SPDR Fund	2,791,000
370,000	Dentsply International, Inc.	12,894,500
60,000	DeVRY, Inc.	3,912,000
295,000	Ecolab, Inc.	12,965,250
210,000	Energizer Holdings, Inc.	13,179,600
210,000	Expeditors International Washington, Inc.	7,753,200
500,000	Fairchild Semiconductor International, Inc., Class A	5,325,000
500,000	Flextronics International Ltd.	3,920,000
90,000	Industrial Select Sect SPDR	2,810,700
45,000	International Rectifier Corp.	1,030,500
115,000	Jabil Circuit, Inc.	1,861,850
95,000	Juniper Networks, Inc.	2,914,600
150,000	KLA-Tencor Corp.	4,638,000
85,000	Linear Technology Corp.	2,403,800
250,000	Logitech International SA	4,085,000
135,000	Lowe's Cos., Inc.	3,272,400
250,000	Materials Select Sector SPDR Trust	8,470,000
165,000	Maxim Integrated Products, Inc.	3,199,350
225,000	Monsanto Co.	16,069,500
325,000	National Semiconductor Corp.	4,696,250
195,000	Novellus Systems, Inc.	4,875,000
100,000	Omnicom Group, Inc.	3,881,000
550,000	ON Semiconductor Corp.	4,400,000
175,000	Research in Motion Ltd.	12,941,250
1,045,000	SPDR S&P 500 ETF Trust	122,254,550
535,000	Staples, Inc.	12,513,650
Semi-Annual Shareholder Report

Shares		Value
100,000	STMicroelectronics N.V., ADR	$986,000
1,585,000	Technology Select Sector Standard & Poor Depository Receipt Fund	36,597,650
530,000	Teradyne, Inc.	5,920,100
205,000	Texas Instruments, Inc.	5,016,350
255,000	Verizon Communications, Inc.	7,910,100
265,000	Vulcan Materials Co.	12,518,600
495,000	Waste Management, Inc.	17,042,850
1,065,000	Western Union Co.	18,062,400
420,000	Yum! Brands, Inc.	16,098,600
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $454,043,805)	$510,011,550

At March 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1]Russell 2000 Mini Index Short Futures	675	$45,704,250	June 2010	$(335,813)
1S&P 500 Index Short Futures	2,340	$681,642,000	June 2010	$(13,305,623)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(13,641,436)

At March 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
4/1/2010	242,949 Canadian Dollar	$238,771	$435
4/5/2010	362,481 Canadian Dollar	$357,476	$(581)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(146)

Net Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $7,090,287, which represented 0.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2010, these liquid restricted securities amounted to $7,090,287, which represented 0.4% of total net assets.
4	Affiliated companies.
5	Discount rate at time of purchase.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	7-Day net yield.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$6,631,853	$ —	$ —	$6,631,853
International	103,621,257	—	—	103,621,257
Warrants	—	582,933	—	582,933
Debt Securities:
U.S. Treasury	—	1,512,789,386	—	1,512,789,386
Mutual Fund	43,531,802	—	—	43,531,802
TOTAL SECURITIES	$153,784,912	$1,513,372,319	$ —	$1,667,157,231
OTHER FINANCIAL INSTRUMENTS*	$(523,653,132)	$ —	$ —	$(523,653,132)
*	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

March 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $47,002,486 of investments in affiliated issuers (Note 5) (identified cost $1,645,115,963)		$1,667,157,231
Cash		22,350
Cash denominated in foreign currencies (identified cost $13,235)		13,236
Deposit at broker for short sales		531,435,073
Income receivable		9,770
Receivable for investments sold		5,255,411
Receivable for shares sold		10,448,726
Receivable for foreign exchange contracts		435
Receivable for daily variation margin		2,771,880
TOTAL ASSETS		2,217,114,112
Liabilities:
Securities sold short, at value (proceeds $454,043,805)	$510,011,550
Dividends payable on short positions	1,092,600
Payable for investments purchased	98,575,313
Payable for shares redeemed	13,028,821
Payable for foreign exchange contracts	581
Payable for distribution services fee (Note 5)	129,079
Payable for shareholder services fee (Note 5)	524,441
Accrued expenses	174,708
TOTAL LIABILITIES		623,537,093
Net assets for 313,863,985 shares outstanding		$1,593,577,019
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Assets Consist of:
Paid-in capital	$1,945,160,407
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	(47,575,305)
Accumulated net realized loss on investments, short sales, futures contracts and foreign currency transactions	(282,975,599)
Accumulated net investment income (loss)	(21,032,484)
TOTAL NET ASSETS	$1,593,577,019
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,317,540,015 ÷ 258,135,564 shares outstanding), no par value, unlimited shares authorized	$5.10
Offering price per share (100/94.50 of $5.10)	$5.40
Redemption proceeds per share	$5.10
Class C Shares:
Net asset value per share ($133,814,275 ÷ 27,973,023 shares outstanding), no par value, unlimited shares authorized	$4.78
Offering price per share	$4.78
Redemption proceeds per share (99.00/100 of $4.78)	$4.73
Institutional Shares:
Net asset value per share ($142,222,729 ÷ 27,755,398 shares outstanding), no par value, unlimited shares authorized	$5.12
Offering price per share	$5.12
Redemption proceeds per share	$5.12

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended March 31, 2010 (unaudited)

Investment Income:
Dividends (including $3,761 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $5,844)			$663,125
Expenses:
Investment adviser fee (Note 5)		$9,475,130
Administrative personnel and services fee (Note 5)		589,540
Custodian fees		26,908
Transfer and dividend disbursing agent fees and expenses		725,863
Directors'/Trustees' fees		5,273
Auditing fees		18,074
Legal fees		2,673
Portfolio accounting fees		81,870
Distribution services fee — Class C Shares (Note 5)		446,370
Shareholder services fee — Class A Shares (Note 5)		1,550,007
Shareholder services fee — Class C Shares (Note 5)		148,790
Share registration costs		56,178
Printing and postage		64,193
Insurance premiums		3,358
Dividends on short positions		5,356,214
Prime broker fees		802,805
Miscellaneous		686
TOTAL EXPENSES		19,353,932
Reimbursement, Waiver and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(16,684)
Waiver of administrative personnel and services fee (Note 5)	(12,694)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(62,200)
TOTAL REIMBURSEMENT, WAIVER AND EXPENSE REDUCTION		(91,578)
Net expenses			19,262,354
Net investment income (loss)			(18,599,229)
Semi-Annual Shareholder Report

Statement of Operations — continued
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $1,355,653 on sales of investments in affiliated issuers (Note 5))	$10,092,214
Net realized loss on short sales	(144,540,736)
Net realized loss on futures contracts	(63,989,942)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	15,981,535
Net change in unrealized depreciation of short sales	21,907,057
Net change in unrealized depreciation of futures contracts	(11,518,239)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(172,068,111)
Change in net assets resulting from operations	$(190,667,340)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2010	Year Ended 9/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(18,599,229)	$(25,301,822)
Net realized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(198,438,464)	124,885,764
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	26,370,353	(90,489,372)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(190,667,340)	9,094,570
Distributions to Shareholders:
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions
Class A Shares	—	(173,510,350)
Class C Shares	—	(10,042,019)
Return of capital
Class A Shares	—	(1,818,702)
Class C Shares	—	(105,258)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(185,476,329)
Share Transactions:
Proceeds from sale of shares	1,011,366,958	1,467,215,872
Net asset value of shares issued to shareholders in payment of distributions declared	—	169,504,332
Cost of shares redeemed	(501,515,271)	(1,306,118,568)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	509,851,687	330,601,636
Change in net assets	319,184,347	154,219,877
Net Assets:
Beginning of period	1,274,392,672	1,120,172,795
End of period (including accumulated net investment income (loss) of $(21,032,484) and $(2,433,255), respectively)	$1,593,577,019	$1,274,392,672

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

March 31, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All Shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

Prudent Bear Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations.

The Fund commenced offering Institutional Shares on December 8, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of Exchange Traded Funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2010, the following tax years remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America (2006 through 2009), the state of Maryland (2006 through 2008) and the Commonwealth of Massachusetts (2009).

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

Semi-Annual Shareholder Report

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Semi-Annual Shareholder Report

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. While the security is borrowed, the proceeds from the sale are deposited with the lender (Prime Broker). The Prime Broker charges a fee for this service. The Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the Prime Broker. If the Fund can buy the security back at a lower price than it sold for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the six months ended March 31, 2010, the Fund had a net realized loss on short sales of $144,540,736.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$435	Payable for foreign exchange contracts	$581
Equity contracts	Receivable for daily variation margin	(13,641,436)*		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(13,641,001)		$581
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Equity contracts	$(63,989,942)	$696	$(1,364,260)	$(65,353,506)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Equity contracts	$(11,518,239)	$(146)	$191,135	$(11,327,250)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	150,023,675	$830,287,241	181,643,280	$1,239,068,201
Shares issued to shareholders in payment of distributions declared	—	—	22,521,701	159,903,968
Shares redeemed	(79,751,423)	(433,192,868)	(170,901,800)	(1,222,208,200)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	70,272,252	$397,094,373	33,263,181	$176,763,969
	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	14,409,076	$74,631,971	15,576,712	$95,640,248
Shares issued to shareholders in payment of distributions declared	—	—	1,428,625	9,600,364
Shares redeemed	(4,295,849)	(21,874,155)	(9,234,650)	(63,425,320)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	10,113,227	$52,757,816	7,770,687	$41,815,292
	Six Months Ended 3/31/2010		Period Ended 9/30/2009[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,286,009	$106,447,746	20,490,104	$132,507,423
Shares redeemed	(8,671,759)	(46,448,248)	(3,348,956)	(20,485,048)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,614,250	$59,999,498	17,141,148	$112,022,375
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	90,999,729	$509,851,687	58,175,016	$330,601,636
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.

4. FEDERAL TAX INFORMATION

At March 31, 2010, the cost of investments for federal tax purposes was $1,645,115,963. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, short sales and futures contracts was $22,041,268. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,024,999 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,983,731.

Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund.

Prior to the close of business on December 5, 2008, the Predecessor Fund's investment adviser was David W. Tice & Associates, LLC. After the close of business on December 5, 2008, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, FAS waived $12,694 of its fee. The net fee paid to FAS was 0.076% of average daily net assets of the Fund.

Prior to the close of business on December 5, 2008, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund.

Semi-Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2010, FSC retained $346,237 of fees paid by the Fund. For the six months ended March 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Prior to close of business on December 5, 2008, Quasar Distributors, LLC was the principal distributor for the Predecessor Fund. The Predecessor Fund adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act. The Predecessor Fund's plan authorized payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets for the Class A Shares and 1.00% for the Class C Shares.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2010, FSC retained $148,006 in sales charges from the sale of Class A Shares. FSC also retained $29,966 of CDSC relating to redemptions of Class C Shares.

Prior to close of business on December 5, 2008, Quasar Distributors, LLC served as distributor of the Predecessor Fund's shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Services Fees. For the six months ended March 31, 2010, FSSC received $81,838 of fees paid by the Fund.

Prior to close of business on December 5, 2008, the Predecessor Fund did not charge a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights excluding dividends on short positions and prime broker fees) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares Semi-Annual Shareholder Report

(after the voluntary waivers and reimbursements) will not exceed 1.76%, 2.51% and 1.51%, respectively, (the “Fee Limit”) through the later of (the “Termination Date”): (a) November 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date; these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the six months ended March 31, 2010, were as follows:

Affiliates	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2010	Value	Dividend Income
*Ascot Resources Ltd.	1,500,000	—	1,500,000	—	$ —	$ —
*Ascot Resources Ltd.	1,140,000	—	—	1,140,000	$920,396	$ —
*Ascot Resources Ltd.	360,000	—	—	360,000	$290,651	$ —
*Kootenay Gold, Inc.	825,000	—	—	825,000	$560,479	$ —
*Kootenay Gold, Inc.	500,000	—	—	500,000	$339,684	$ —
*Kootenay Gold, Inc.	1,000,000	—	1,000,000	—	$ —	$ —
MacArthur Minerals Ltd.	1,500,000	—	—	1,500,000	$3,470,684	$ —
TOTAL OF AFFILIATED COMPANIES	6,825,000	—	2,500,000	4,325,000	$5,581,894	$ —

*At March 31, 2010, the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2010, the Adviser reimbursed $16,684. Transactions with the affiliated company during the six months ended March 31, 2010, were as follows:

Affiliate	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2010	Value	Dividend Income
U.S. Treasury Cash Reserves Fund, Institutional Shares	123,052,804	705,287,391	784,808,393	43,531,802	$43,531,802	$3,761

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended March 31, 2010, the Fund's expenses were reduced by $62,200 under these arrangements.

Semi-Annual Shareholder Report

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended March 31, 2010, were as follows:

Purchases	$1,279,797,382
Sales	$1,054,995,125

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the program was not utilized.

Semi-Annual Shareholder Report

11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales of shares of the Federated Funds or other adverse consequences for the Federated Funds.

12. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory
Contract - May 2009

Federated Prudent Bear Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

Semi-Annual Shareholder Report

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Notes

Notes

Notes

Notes

Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172354
Cusip 314172347

40432 (5/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Federated Prudent Bear Fund

A Portfolio of Federated Equity Funds

SEMI-ANNUAL SHAREHOLDER REPORT

March 31, 2010

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2010	Period Ended 9/30/2009[1]
Net Asset Value, Beginning of Period	$5.76	$6.91
Income From Investment Operations:
Net investment income (loss)	(0.08)	(0.13)[2]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(0.56)	(1.02)
TOTAL FROM INVESTMENT OPERATIONS	(0.64)	(1.15)
Net Asset Value, End of Period	$5.12	$5.76
Total Return[3]	(11.11)%	(16.64)%
Ratios to Average Net Assets:
Net expenses	2.27%[4,5]	2.73%[4,5]
Net expenses excluding dividends on short positions and prime broker fees	1.46%[4,5]	1.50%[4,5]
Net investment income (loss)	(2.17)%[4]	(2.59)%[4]
Expense waiver/reimbursement[6]	0.01%[4]	0.02%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$142,223	$98,732
Portfolio turnover	140%	392%[7]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share number has been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.26% and 2.72%, after taking into account these expense reductions for the six months ended March 31, 2010 and the period ended September 30, 2009, respectively. The net expense ratios excluding dividends on short positions and prime broker fees are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 to March 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report
2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2009	Ending Account Value 3/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$888.90	$10.69
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,013.61	$11.40
1	Expenses are equal to the Fund's annualized net expense ratio of 2.27%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
3

Portfolio of Investments Summary Tables (unaudited)

At March 31, 2010, the Fund's portfolio composition was as follows:

Percentage of Total Net Assets
Securities Sold Short	(32.0)%
Derivative Contracts — Short (notional value)[1]	(45.6)%
U.S. Treasury Securities	78.7%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	16.2%
Common Stock	6.9%
Other Securities[2]	0.1%
Cash Equivalents[3]	2.7%
Adjustment for Derivative Contracts (notional value)[1]	44.8%
Collateral on Deposit for Securities Sold Short	33.3%
Other Assets and Liabilities — Net[4]	(5.1)%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
2	Other Securities include warrants.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
4

At March 31, 2010, the Fund's sector composition5 for its short positions was as follows:
Sector Composition	Percentage of Total Short Exposures[6]
Broad Equity Index	68.7%
Information Technology	10.9%
Industrials	4.9%
Materials	3.4%
Consumer Discretionary	3.2%
Financials	3.0%
Health Care	2.7%
Consumer Staples	1.7%
Telecommunication Services	0.6%
Other[7]	0.9%
TOTAL	100.0%
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
6	Includes any short positions on futures contracts.
7	Other includes exchange-traded funds.
Semi-Annual Shareholder Report
5

Portfolio of Investments

March 31, 2010 (unaudited)

Shares, Principal Amount or Units Held			Value
		COMMON STOCKS – 6.9%
		Energy – 0.1%
195,000	[1]	Bankers Petroleum Ltd.	1,758,676
1,000,000	[1]	Powertech Uranium Corp., Class A	283,070
		TOTAL	2,041,746
		Materials – 6.8%
3,500,000	[1]	Abacus Mining & Exploration Corp.	930,439
77,400		Agnico Eagle Mines Ltd.	4,308,858
1,282,000	[1]	Antares Minerals, Inc.	2,991,523
1,140,000	[1,2,3]	Ascot Resources Ltd.	920,396
360,000	[1,2,3]	Ascot Resources Ltd.	290,651
3,000,000	[1]	Benton Resources Corp.	1,403,042
1,350,000	[1]	Brett Resources, Inc.	4,000,886
1,000,000	[1]	Callinan Mines Ltd.	1,565,500
400,000	[1]	Cardero Resource Corp.	527,741
2,975,000	[1]	Centamin Egypt Ltd.	6,268,400
137,300		Cia de Minas Buenaventura SA, Class B, ADR	4,252,181
1,000,000	[1]	Duran Ventures, Inc.	152,612
899,998	[1]	East Asia Minerals Corp.	4,953,466
150,000	[1,2,3]	East Asia Minerals Corp.	825,579
950,000	[1,2,3]	Evolving Gold Corp.	766,997
1,900,000	[1]	Fortuna Silver Mines, Inc.	4,863,880
530,000	[1,2,3]	Fortuna Silver Mines, Inc.	1,356,766
1,164,000	[1]	Franconia Minerals Corp.	710,560
112,100		Goldcorp, Inc., Class A	4,172,362
175,000	[1]	Golden Predator Royalty & Development Corp.	89,598
170,925	[1]	Imperial Metals Corp.	3,348,995
200,000	[1]	International Tower Hill Mines Ltd.	1,159,848
350,000	[1,2,3]	International Tower Hill Mines Ltd.	2,029,735
538,000	[1]	Kirkland Lake Gold, Inc.	4,020,499
500,000	[1,2,3]	Kootenay Gold, Inc.	339,684
825,000	[1,2,3]	Kootenay Gold, Inc.	560,479
1,441,500	[1]	Lake Shore Gold Corp.	3,576,606
1,500,000	[1,4]	MacArthur Minerals Ltd.	3,470,684
2,300,000	[1]	Magma Metals Ltd.	1,414,099
Semi-Annual Shareholder Report
6

Shares, Principal Amount or Units Held			Value
1,000,000	[1]	Mansfield Minerals, Inc.	1,329,198
1,500,000	[1]	Medoro Resources Ltd.	900,901
535,000	[1]	Medusa Mining Ltd.	1,860,673
72,600		Newmont Mining Corp.	3,697,518
735,000	[1]	Osisko Exploration Ltd.	6,404,519
2,000,000	[1]	Palladon Ventures Ltd.	108,305
69,100		Randgold Resources Ltd., ADR	5,308,953
311,400	[1]	Red Back Mining, Inc.	6,361,985
1,000,000	[1]	Richfield Ventures Corp.	1,772,264
1,800,000	[1]	Rockgate Capital Corp.	1,151,972
63,500		Royal Gold, Inc.	2,934,335
350,002	[1]	Silver Wheaton Corp.	5,496,524
800,000	[1]	Trevali Resources Corp.	913,701
477,000		Yamana Gold, Inc.	4,698,450
		TOTAL	108,211,364
		TOTAL COMMON STOCKS (IDENTIFIED COST $88,145,976)	110,253,110
		WARRANTS – 0.1%
		Industrials – 0.0%
105,990	[1]	Aura Systems, Inc., Warrants	3,929
		Materials – 0.1%
43,500	[1]	Chesapeake Gold Corp., Warrants	94,140
1,050,000	[1]	EMC Metals Corp., Warrants	63,636
262,500	[1]	Golden Predator Royalty & Development Corp., Warrants	0
412,500	[1]	Kootenay Gold, Inc., Warrants	1
250,000	[1]	Kootenay Gold, Inc., Warrants	6,229
313,333	[1]	Northrock Resources, Inc., Warrants	0
56,472	[1]	Pan American Silver Corp., Warrants	317,710
15,624	[1]	Pan American Silver Corp., Warrants	97,288
		TOTAL	579,004
		TOTAL WARRANTS (IDENTIFIED COST $585,824)	582,933
		U.S. Treasury – 94.9%;5
		U.S. Treasury Bills – 94.9%
$80,000,000	[6]	United States Treasury Bill, 0.08%, 4/1/2010	80,000,000
60,000,000		United States Treasury Bill, 0.11%, 4/8/2010	59,998,716
179,000,000	[6]	United States Treasury Bill, 0.105%, 4/22/2010	178,984,857
Semi-Annual Shareholder Report
7

Shares, Principal Amount or Units Held			Value
$108,000,000		United States Treasury Bill, 0.15%, 4/29/2010	107,987,612
439,000,000		United States Treasury Bill, 0.16%, 5/6/2010	438,942,930
466,000,000		United States Treasury Bill, 0.145%, 5/13/2010	465,923,902
108,000,000		United States Treasury Bill, 0.13%, 5/20/2010	107,979,048
73,000,000		United States Treasury Bill, 0.145%, 7/1/2010	72,972,321
		TOTAL U.S. TREASURY (IDENTIFIED COST $1,512,852,361)	1,512,789,386
		MUTUAL FUND – 2.7%
43,531,802	[4,7]	U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	43,531,802
		TOTAL INVESTMENTS — 104.6% (IDENTIFIED COST $1,645,115,963)[8]	1,667,157,231
		OTHER ASSETS AND LIABILITIES - NET — (4.6)%[9]	(73,580,212)
		TOTAL NET ASSETS — 100%	$1,593,577,019
Semi-Annual Shareholder Report
8

SCHEDULE OF SECURITIES SOLD SHORT

Shares		Value
160,000	Abbott Laboratories	$8,428,800
90,000	Adobe Systems, Inc.	3,183,300
1,245,000	Amex Financial Select Standard & Poor Depository Receipt	19,882,650
175,000	Analog Devices, Inc.	5,043,500
45,000	ASML Holding N.V., ADR	1,593,000
445,000	Avery Dennison Corp.	16,202,450
75,000	Avnet, Inc.	2,250,000
40,000	Bard C.R., Inc.	3,464,800
290,000	C.H. Robinson Worldwide, Inc.	16,196,500
225,000	Camden Property Trust	9,366,750
230,000	Campbell Soup Co.	8,130,500
220,000	Charles River Laboratories International, Inc.	8,648,200
450,000	Charles Schwab Corp.	8,410,500
100,000	Consumer Staples Select Sector SPDR Fund	2,791,000
370,000	Dentsply International, Inc.	12,894,500
60,000	DeVRY, Inc.	3,912,000
295,000	Ecolab, Inc.	12,965,250
210,000	Energizer Holdings, Inc.	13,179,600
210,000	Expeditors International Washington, Inc.	7,753,200
500,000	Fairchild Semiconductor International, Inc., Class A	5,325,000
500,000	Flextronics International Ltd.	3,920,000
90,000	Industrial Select Sect SPDR	2,810,700
45,000	International Rectifier Corp.	1,030,500
115,000	Jabil Circuit, Inc.	1,861,850
95,000	Juniper Networks, Inc.	2,914,600
150,000	KLA-Tencor Corp.	4,638,000
85,000	Linear Technology Corp.	2,403,800
250,000	Logitech International SA	4,085,000
135,000	Lowe's Cos., Inc.	3,272,400
250,000	Materials Select Sector SPDR Trust	8,470,000
165,000	Maxim Integrated Products, Inc.	3,199,350
225,000	Monsanto Co.	16,069,500
325,000	National Semiconductor Corp.	4,696,250
195,000	Novellus Systems, Inc.	4,875,000
100,000	Omnicom Group, Inc.	3,881,000
550,000	ON Semiconductor Corp.	4,400,000
175,000	Research in Motion Ltd.	12,941,250
1,045,000	SPDR S&P 500 ETF Trust	122,254,550
535,000	Staples, Inc.	12,513,650
Semi-Annual Shareholder Report
9

Shares		Value
100,000	STMicroelectronics N.V., ADR	$986,000
1,585,000	Technology Select Sector Standard & Poor Depository Receipt Fund	36,597,650
530,000	Teradyne, Inc.	5,920,100
205,000	Texas Instruments, Inc.	5,016,350
255,000	Verizon Communications, Inc.	7,910,100
265,000	Vulcan Materials Co.	12,518,600
495,000	Waste Management, Inc.	17,042,850
1,065,000	Western Union Co.	18,062,400
420,000	Yum! Brands, Inc.	16,098,600
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $454,043,805)	$510,011,550

At March 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1]Russell 2000 Mini Index Short Futures	675	$45,704,250	June 2010	$(335,813)
1S&P 500 Index Short Futures	2,340	$681,642,000	June 2010	$(13,305,623)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(13,641,436)

At March 31, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
4/1/2010	242,949 Canadian Dollar	$238,771	$435
4/5/2010	362,481 Canadian Dollar	$357,476	$(581)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$(146)

Net Unrealized Depreciation on Futures Contracts, Foreign Exchange Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2010, these restricted securities amounted to $7,090,287, which represented 0.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2010, these liquid restricted securities amounted to $7,090,287, which represented 0.4% of total net assets.
4	Affiliated companies.
5	Discount rate at time of purchase.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
7	7-Day net yield.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Note: The categories of investments are shown as a percentage of total net assets at March 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$6,631,853	$ —	$ —	$6,631,853
International	103,621,257	—	—	103,621,257
Warrants	—	582,933	—	582,933
Debt Securities:
U.S. Treasury	—	1,512,789,386	—	1,512,789,386
Mutual Fund	43,531,802	—	—	43,531,802
TOTAL SECURITIES	$153,784,912	$1,513,372,319	$ —	$1,667,157,231
OTHER FINANCIAL INSTRUMENTS*	$(523,653,132)	$ —	$ —	$(523,653,132)
*	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

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11

Statement of Assets and Liabilities

March 31, 2010 (unaudited)

Assets:
Total investments in securities, at value including $47,002,486 of investments in affiliated issuers (Note 5) (identified cost $1,645,115,963)		$1,667,157,231
Cash		22,350
Cash denominated in foreign currencies (identified cost $13,235)		13,236
Deposit at broker for short sales		531,435,073
Income receivable		9,770
Receivable for investments sold		5,255,411
Receivable for shares sold		10,448,726
Receivable for foreign exchange contracts		435
Receivable for daily variation margin		2,771,880
TOTAL ASSETS		2,217,114,112
Liabilities:
Securities sold short, at value (proceeds $454,043,805)	$510,011,550
Dividends payable on short positions	1,092,600
Payable for investments purchased	98,575,313
Payable for shares redeemed	13,028,821
Payable for foreign exchange contracts	581
Payable for distribution services fee (Note 5)	129,079
Payable for shareholder services fee (Note 5)	524,441
Accrued expenses	174,708
TOTAL LIABILITIES		623,537,093
Net assets for 313,863,985 shares outstanding		$1,593,577,019
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Statement of Assets and Liabilities — continued
Net Assets Consist of:
Paid-in capital	$1,945,160,407
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	(47,575,305)
Accumulated net realized loss on investments, short sales, futures contracts and foreign currency transactions	(282,975,599)
Accumulated net investment income (loss)	(21,032,484)
TOTAL NET ASSETS	$1,593,577,019
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($1,317,540,015 ÷ 258,135,564 shares outstanding), no par value, unlimited shares authorized	$5.10
Offering price per share (100/94.50 of $5.10)	$5.40
Redemption proceeds per share	$5.10
Class C Shares:
Net asset value per share ($133,814,275 ÷ 27,973,023 shares outstanding), no par value, unlimited shares authorized	$4.78
Offering price per share	$4.78
Redemption proceeds per share (99.00/100 of $4.78)	$4.73
Institutional Shares:
Net asset value per share ($142,222,729 ÷ 27,755,398 shares outstanding), no par value, unlimited shares authorized	$5.12
Offering price per share	$5.12
Redemption proceeds per share	$5.12

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended March 31, 2010 (unaudited)

Investment Income:
Dividends (including $3,761 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $5,844)			$663,125
Expenses:
Investment adviser fee (Note 5)		$9,475,130
Administrative personnel and services fee (Note 5)		589,540
Custodian fees		26,908
Transfer and dividend disbursing agent fees and expenses		725,863
Directors'/Trustees' fees		5,273
Auditing fees		18,074
Legal fees		2,673
Portfolio accounting fees		81,870
Distribution services fee — Class C Shares (Note 5)		446,370
Shareholder services fee — Class A Shares (Note 5)		1,550,007
Shareholder services fee — Class C Shares (Note 5)		148,790
Share registration costs		56,178
Printing and postage		64,193
Insurance premiums		3,358
Dividends on short positions		5,356,214
Prime broker fees		802,805
Miscellaneous		686
TOTAL EXPENSES		19,353,932
Reimbursement, Waiver and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(16,684)
Waiver of administrative personnel and services fee (Note 5)	(12,694)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(62,200)
TOTAL REIMBURSEMENT, WAIVER AND EXPENSE REDUCTION		(91,578)
Net expenses			19,262,354
Net investment income (loss)			(18,599,229)
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Statement of Operations — continued
Realized and Unrealized Gain (Loss) on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $1,355,653 on sales of investments in affiliated issuers (Note 5))	$10,092,214
Net realized loss on short sales	(144,540,736)
Net realized loss on futures contracts	(63,989,942)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	15,981,535
Net change in unrealized depreciation of short sales	21,907,057
Net change in unrealized depreciation of futures contracts	(11,518,239)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(172,068,111)
Change in net assets resulting from operations	$(190,667,340)

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2010	Year Ended 9/30/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(18,599,229)	$(25,301,822)
Net realized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(198,438,464)	124,885,764
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	26,370,353	(90,489,372)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(190,667,340)	9,094,570
Distributions to Shareholders:
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions
Class A Shares	—	(173,510,350)
Class C Shares	—	(10,042,019)
Return of capital
Class A Shares	—	(1,818,702)
Class C Shares	—	(105,258)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(185,476,329)
Share Transactions:
Proceeds from sale of shares	1,011,366,958	1,467,215,872
Net asset value of shares issued to shareholders in payment of distributions declared	—	169,504,332
Cost of shares redeemed	(501,515,271)	(1,306,118,568)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	509,851,687	330,601,636
Change in net assets	319,184,347	154,219,877
Net Assets:
Beginning of period	1,274,392,672	1,120,172,795
End of period (including accumulated net investment income (loss) of $(21,032,484) and $(2,433,255), respectively)	$1,593,577,019	$1,274,392,672

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

March 31, 2010 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of 12 portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All Shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Class A Shares and Class C Shares are presented separately. The investment objective of the Fund is to seek capital appreciation.

Prudent Bear Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations.

The Fund commenced offering Institutional Shares on December 8, 2008.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of Exchange Traded Funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for Semi-Annual Shareholder Report
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monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2010, the following tax years remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America (2006 through 2009), the state of Maryland (2006 through 2008) and the Commonwealth of Massachusetts (2009).

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

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Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own, and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. While the security is borrowed, the proceeds from the sale are deposited with the lender (Prime Broker). The Prime Broker charges a fee for this service. The Fund may be required to pay interest and/or the equivalent of any dividend payments paid by the security to the Prime Broker. If the Fund can buy the security back at a lower price than it sold for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized. For the six months ended March 31, 2010, the Fund had a net realized loss on short sales of $144,540,736.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Receivable for foreign exchange contracts	$435	Payable for foreign exchange contracts	$581
Equity contracts	Receivable for daily variation margin	(13,641,436)*		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(13,641,001)		$581
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Equity contracts	$(63,989,942)	$696	$(1,364,260)	$(65,353,506)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Equity contracts	$(11,518,239)	$(146)	$191,135	$(11,327,250)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	150,023,675	$830,287,241	181,643,280	$1,239,068,201
Shares issued to shareholders in payment of distributions declared	—	—	22,521,701	159,903,968
Shares redeemed	(79,751,423)	(433,192,868)	(170,901,800)	(1,222,208,200)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	70,272,252	$397,094,373	33,263,181	$176,763,969
	Six Months Ended 3/31/2010		Year Ended 9/30/2009
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	14,409,076	$74,631,971	15,576,712	$95,640,248
Shares issued to shareholders in payment of distributions declared	—	—	1,428,625	9,600,364
Shares redeemed	(4,295,849)	(21,874,155)	(9,234,650)	(63,425,320)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	10,113,227	$52,757,816	7,770,687	$41,815,292
	Six Months Ended 3/31/2010		Period Ended 9/30/2009[1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	19,286,009	$106,447,746	20,490,104	$132,507,423
Shares redeemed	(8,671,759)	(46,448,248)	(3,348,956)	(20,485,048)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	10,614,250	$59,999,498	17,141,148	$112,022,375
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	90,999,729	$509,851,687	58,175,016	$330,601,636
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.

4. FEDERAL TAX INFORMATION

At March 31, 2010, the cost of investments for federal tax purposes was $1,645,115,963. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, outstanding foreign currency commitments, short sales and futures contracts was $22,041,268. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,024,999 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,983,731.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund.

Prior to the close of business on December 5, 2008, the Predecessor Fund's investment adviser was David W. Tice & Associates, LLC. After the close of business on December 5, 2008, the Predecessor Fund was reorganized into the Fund. The annual rate did not change due to this reorganization.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2010, FAS waived $12,694 of its fee. The net fee paid to FAS was 0.076% of average daily net assets of the Fund.

Prior to the close of business on December 5, 2008, U.S. Bancorp Fund Services, LLC provided administrative services to the Predecessor Fund.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2010, FSC retained $346,237 of fees paid by the Fund. For the six months ended March 31, 2010, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Prior to close of business on December 5, 2008, Quasar Distributors, LLC was the principal distributor for the Predecessor Fund. The Predecessor Fund adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the Act. The Predecessor Fund's plan authorized payments by the Fund in connection with the distribution of its shares at an annual rate of up to 0.25% of the Fund's average daily net assets for the Class A Shares and 1.00% for the Class C Shares.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2010, FSC retained $148,006 in sales charges from the sale of Class A Shares. FSC also retained $29,966 of CDSC relating to redemptions of Class C Shares.

Prior to close of business on December 5, 2008, Quasar Distributors, LLC served as distributor of the Predecessor Fund's shares.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Services Fees. For the six months ended March 31, 2010, FSSC received $81,838 of fees paid by the Fund.

Prior to close of business on December 5, 2008, the Predecessor Fund did not charge a shareholder services fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights excluding dividends on short positions and prime broker fees) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares Semi-Annual Shareholder Report
25

(after the voluntary waivers and reimbursements) will not exceed 1.76%, 2.51% and 1.51%, respectively, (the “Fee Limit”) through the later of (the “Termination Date”): (a) November 30, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date; these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies and Affiliated Holdings

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with the affiliated companies during the six months ended March 31, 2010, were as follows:

Affiliates	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2010	Value	Dividend Income
*Ascot Resources Ltd.	1,500,000	—	1,500,000	—	$ —	$ —
*Ascot Resources Ltd.	1,140,000	—	—	1,140,000	$920,396	$ —
*Ascot Resources Ltd.	360,000	—	—	360,000	$290,651	$ —
*Kootenay Gold, Inc.	825,000	—	—	825,000	$560,479	$ —
*Kootenay Gold, Inc.	500,000	—	—	500,000	$339,684	$ —
*Kootenay Gold, Inc.	1,000,000	—	1,000,000	—	$ —	$ —
MacArthur Minerals Ltd.	1,500,000	—	—	1,500,000	$3,470,684	$ —
TOTAL OF AFFILIATED COMPANIES	6,825,000	—	2,500,000	4,325,000	$5,581,894	$ —

*At March 31, 2010, the Fund no longer has ownership of at least 5% of the voting shares.

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2010, the Adviser reimbursed $16,684. Transactions with the affiliated company during the six months ended March 31, 2010, were as follows:

Affiliate	Balance of Shares Held 9/30/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2010	Value	Dividend Income
U.S. Treasury Cash Reserves Fund, Institutional Shares	123,052,804	705,287,391	784,808,393	43,531,802	$43,531,802	$3,761

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended March 31, 2010, the Fund's expenses were reduced by $62,200 under these arrangements.

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7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended March 31, 2010, were as follows:

Purchases	$1,279,797,382
Sales	$1,054,995,125

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2010, there were no outstanding loans. During the six months ended March 31, 2010, the program was not utilized.

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11. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated sponsored mutual funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of certain Federated Funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated without admitting the validity of any claim has reached a preliminary settlement with the Plaintiffs in these cases. Any settlement would have to be approved by the Court. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated Funds. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel, have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales of shares of the Federated Funds or other adverse consequences for the Federated Funds.

12. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

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Evaluation and Approval of Advisory
Contract - May 2009

Federated Prudent Bear Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Semi-Annual Shareholder Report
30

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

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The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

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32

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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33

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 314172339

40433 (5/10)

Federated is a registered mark of Federated Investors, Inc.
2010 Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	May 17, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	May 17, 2010